UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2010 – March 31, 2011

Item 1: Reports to Shareholders

Vanguard PRIMECAP Fund
Semiannual Report

March 31, 2011

> Vanguard PRIMECAP Fund returned about 17% for the six months ended March 31, 2011, in line with the gain of its benchmark index but behind the average return of peer funds.

> Information technology, the fund’s largest sector, added the most to its total return and boosted performance relative to the benchmark.

> Modest gains in health care, the fund’s second-largest sector, tempered overall results.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	23
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended March 31, 2011

Total
Returns
Vanguard PRIMECAP Fund
Investor Shares	16.98%
Admiral™ Shares	17.03
S&P 500 Index	17.31
Multi-Cap Growth Funds Average	18.91

Multi-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
September 30, 2010 , Through March 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$60.36	$69.24	$0.614	$0.671
Admiral Shares	62.65	71.85	0.683	0.696

1

Chairman’s Letter

Dear Shareholder,

Equity markets proved resilient in the face of multiple uncertainties, including the geopolitical upheaval in the Middle East and North Africa, Japan’s devastating earthquake and tsunami, and the budget gridlock in Washington. For the six months ended March 31, Vanguard PRIMECAP Fund returned 16.98% for Investor Shares and 17.03% for Admiral Shares, in line with the gain of the benchmark Standard & Poor’s 500 Index but behind the average return for multi-capitalization growth funds.

Because more than half of the fund’s assets are in information technology and health care stocks, these two sectors frequently are major drivers of performance. Tech stocks were a significant source of strength in the first half of the fund’s 2011 fiscal year, but health care holdings—concentrated in global pharmaceutical firms—posted lackluster returns. However, PRIMECAP Management Company’s carefully chosen consumer staples and financial stocks were rewarding.

Despite distressing headlines, stock markets rallied
Most global stock markets produced exceptional returns for the six months ended March 31, a period punctuated by some unnerving developments around the world. In the United States, the economy continued its extended recovery. Job growth picked up, fueling hopes that the good news might be persistent enough to bring down the high unemployment rate.

2

The broad U.S. stock market returned more than 18%. The stocks of smaller companies, which are keenly sensitive to the rhythms of the business cycle, did even better. Non-U.S. stock markets trailed their American counterparts, though as a group, their six-month return topped 10%. European stocks performed best.

All but the shortest-term rates moved higher, affecting bond prices
With the exception of the shortest-term securities, the rates on fixed income investments moved higher during the six-month period. At the start of the period, the 10-year U.S. Treasury note yielded a meager 2.51%. By the end, the rate had climbed to 3.45% as investors demanded more compensation for the possibility that inflation will continue to accelerate from financial-crisis lows.

Rising rates put short-term pressure on bond prices. The broad U.S. taxable bond market produced a slightly negative return. The broad municipal bond market, which came under pressure both from rising rates and concern (exaggerated, in Vanguard’s view) about the financial strength of state and municipal borrowers, returned –3.68%.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Market Barometer

			Total Returns
		Periods Ended March 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	18.13%	16.69%	2.93%
Russell 2000 Index (Small-caps)	25.48	25.79	3.35
Dow Jones U.S. Total Stock Market Index	18.51	17.50	3.27
MSCI All Country World Index ex USA (International)	10.85	13.15	3.59

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.88%	5.12%	6.03%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.68	1.63	4.14
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.09

CPI
Consumer Price Index	2.30%	2.68%	2.26%

3

Exceptional strength came from expected and unexpected sources
PRIMECAP Fund’s advisor anticipates superior long-term growth in demand for information technology and health care— especially in fast-growing emerging markets. The fund’s holdings in these two sectors represented more than half of its assets, on average, during the period; by contrast, the sectors made up only about 30% of the S&P 500 Index.

Health care was one of the weaker sectors in both the index and the fund. Concerns including expiring patents and regulatory review of new treatments held back top-ten holdings Amgen and Eli Lilly. Still, on the plus side, Biogen Idec, also a top-ten holding, advanced more than 30% during the period, and the advisor sidestepped most of the weakness in Johnson & Johnson, which has suffered from product recalls.

Returns were strong across the information technology sector, thanks in part to signs that business investment is set to pick up. The fund’s IT stocks were responsible for close to 40% of its six-month return. Four top holdings—Oracle, Texas Instruments, Google, and Intuit—together added almost 3 percentage points to the overall result.

As the economy continued to grind into gear, industrial and materials stocks benefited. And energy stocks delivered exceptional returns—partly based on rising

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
PRIMECAP Fund	0.45%	0.36%	1.45%

The fund expense ratios shown are from the prospectus dated January 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2011, the fund’s annualized expense ratios were 0.45% for Investor Shares and 0.36% for Admiral Shares.
The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Multi-Cap Growth Funds.

4

oil prices, and more broadly reflecting a gradual clearing of the clouds that have hung over energy stocks since the Gulf of Mexico oil spill. Together, these three sectors tacked on more than 7 percentage points to the fund’s first-half return.

By design, the fund’s sector positioning diverges notably from that of the S&P 500 Index. This can cause it to be out of step with the benchmark. As was also the case with fiscal-year 2010 results, the apparent similarity between the fund’s and index’s returns masked several variations. In addition to the notable strength of IT, a home to many classic “growth” stocks, the advisor found success in some less expected places. For example, choices among consumer staples and financial companies helped the fund outpace the index in both sectors, and a sizable stake in Monsanto provided a boost in the materials sector. But some opportunities were missed in health care, energy, and industrials.

Also, because your fund is managed with a three-to-five-year investment horizon—not with an eye toward short-term results—it can be difficult to interpret short-term peer comparisons. That said, for the six months through March, the fund’s return did not keep pace with the peer-group average. But over longer time horizons that are more consistent with PRIMECAP’s strategy, the fund’s track record has been exemplary. (You can see that record in the Performance Summary later in this report.)

For more about the advisor’s strategy and the fund’s positioning during the six months, please see the Advisor’s Report that follows this letter.

Spread your nest egg across multiple baskets
By almost any measure, equity returns in the last six months were exceptional. Both the broad U.S. market and the S&P 500 Index advanced each month, although at a snail’s pace amid March’s global events. Of course, market currents can change swiftly, and periods of strength are often followed by stretches of weakness.

As I write this letter, many investors are concerned about higher oil prices. Could they derail the U.S. economic recovery, and what do they mean for inflation and short-term interest rates? After evaluating several scenarios, Vanguard’s economists concluded that if benchmark U.S. crude oil prices were to rise to $120 a barrel in the coming months, the U.S. economic recovery would likely be weaker than expected. Oil prices would likely need to persist at $150 per barrel to generate another U.S. recession.

5

One of the ways you can try to buffer your nest egg from such shocks is to develop allocations to stock, bond, and money market funds in proportions consistent with your goals and ability to withstand the stock market’s unpredictable swings. With the advisor’s long-term investing horizon, Vanguard PRIMECAP Fund can play a useful role in a diversified portfolio by providing low-cost exposure to large-cap companies with attractive growth potential.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 11, 2011

6

Advisor’s Report

For the six months ended March 31, 2011, Vanguard PRIMECAP Fund returned 16.98% for Investor Shares and 17.03% for Admiral Shares, near the 17.31% return of the benchmark S&P 500 Index but behind the 18.91% average return of our multi-cap growth fund competitors. Although our results were good, we are disappointed with our relative return. The fund’s holdings in the health care and consumer discretionary sectors and its underweighted position in energy hurt its results relative to the S&P 500 Index. This was partially offset by our holdings in information technology and underweighting of the consumer staples sector.

Investment environment
The U.S. stock market provided strong returns during the past six months, extending the rally that began last summer. The S&P 500 Index rose almost 30% from June 2010 through March 2011 and has nearly doubled from the lows reached in March 2009.

The U.S. economy continued to recover from the recession; gross domestic product grew just over 3% in the fourth quarter of 2010. Consumer spending continued to rebound, rising about 4% in the fourth quarter of 2010, the highest rate since the fourth quarter of 2006. Industrial production increased as companies rebuilt inventories and returned to growth mode. Capacity utilization also began to tighten.

However, there are reasons for caution regarding the sustainability of this recovery. Unemployment is persistently high at almost 9%, housing markets remain weak, and governments at the federal, state, and local levels face significant fiscal challenges. Meanwhile, the unrest in the Middle East and the tragic earthquakes in Japan have added uncertainty to the global economic outlook.

Management of the fund
Our investment approach remains consistent. We rely on fundamental research to find companies whose revenues and earnings will, in our opinion, grow more rapidly over a three- to five-year time frame than current valuations might suggest. We focus on assessing the fundamental value of a company relative to its current market value.

This investment strategy has led us to build and maintain significant investments in health care and information technology companies that we believe offer the potential for higher returns than the overall market’s. These two sectors composed slightly more than half of the fund’s holdings (versus not quite 30% of the S&P 500 Index). Six-month returns for both sectors in the S&P 500 Index trailed the benchmark’s overall return. In the fund, poor stock selection in the health care sector further hurt returns. However, positive selection in information technology helped.

7

Health care
In the S&P 500 Index, the health care sector returned 9.5%, the third-lowest result among the ten sectors. The fund’s holdings in health care fared even worse, returning 6.8%. This relative underperformance was mainly because of our lack of exposure to hospitals and managed care companies, the sector’s two best- performing industries for the period. Three of the largest detractors from the fund’s return in the sector and overall were Amgen (–3%), Novartis (–2%), and Eli Lilly (–1%). The fund’s stake in Biogen Idec (+31%) was one of the few bright spots in the sector during this period.

Health care holdings have hurt the fund’s performance relative to the index for the last two years. We built considerable positions in large pharmaceutical, biotech-nology, and medical device companies based on our view that new product introductions combined with growing demand from an aging global population would lead to growth in revenues and earnings that would more than offset patent expirations. Our thesis has been challenged by several factors. Large, sophisticated buyers such as governments and managed health plans have increased pricing pressure and limited unit growth relative to our expectations. At the same time, the rate of innovation has been disappointing. The industry has also faced additional regulatory challenges as the U.S. Food and Drug Administration has adopted a more risk-averse and conservative approach to reviewing new products and monitoring existing ones.

We believe there are several reasons to remain optimistic about the prospects for large pharmaceutical, biotechnology, and medical device companies. First, market expectations are low as implied by current valuation multiples, which are well below those of the overall market. Second, these companies generate significant positive cash flows from their existing products and have strong balance sheets. Third, the aging global population and rising living standards in emerging markets should lead to increased demand for health care products. Fourth, we believe that a more fundamental understanding of diseases and their causes will lead to improved treatments, resulting in future growth for these companies.

The pace of scientific development is difficult to predict, but the potential for better treatments for diseases such as cancer, diabetes, and Alzheimer’s is enormous, as are the possibilities for personalized medicines based on an improving understanding of the human genome.

Technology
The information technology sector returned 14.1% in the S&P 500 Index, trailing the index’s total return. However, thanks to stock selection, the fund’s information

8

technology holdings returned 20.7%. Texas Instruments (+28%), NVIDIA (+58%), Adobe Systems (+27%), and Oracle (+25%) were among the largest contributors. These results were partially offset by weak returns from two of the fund’s largest holdings, Microsoft (+5%) and Google (+12%).

Innovation continues unabated in technology, leading to, in our judgment, many attractive investment opportunities. One of the most significant developments in recent years has been the emergence of cloud computing, which, broadly speaking, refers to the availability of processing power and computer storage as a utility that can be accessed anywhere, anytime, and on any device. The migration to the cloud has been led by consumers eager to access the benefits of new devices and services such as smartphones, tablets, and social networking, as well as existing services such as internet search, e-mail, and online storage of photos and videos. In contrast, businesses have been more cautious, but they could eventually represent an even larger opportunity.

Surprisingly, when investors think about the cloud, they seem to think primarily of relatively new (and privately owned) companies such as Facebook, Twitter, and Groupon. These are indeed exciting new enterprises. However, we believe that many of the companies in our portfolio that provide core services and enabling infrastructure, such as Oracle, Google, Microsoft, and Intel, will also benefit significantly as consumers and businesses increasingly embrace cloud computing over the next few years. Furthermore, these companies trade at very low valuation multiples and enjoy exceptionally strong balance sheets.

Other sector highlights
The fund’s underweighted position in the energy sector, combined with poor stock selection, hurt relative returns as the energy stocks in the S&P 500 Index returned 41.9% for the period. The energy sector led all others as the price of oil rose rapidly from around $80 per barrel to more than $110 in tandem with the unrest in Egypt, Libya, and elsewhere in the Middle East.

Poor stock selection in the consumer discretionary and industrial sectors also hurt the fund’s results. Whirlpool (+7%), DIRECTV (+12%), Sony (+3%), and Kohl’s (+1%) were some of the biggest detractors among consumer discretionary holdings. Several industrial stocks that are highly sensitive to oil prices, such as Southwest Airlines (–3%), FedEx (+10%), and C.H. Robinson Worldwide (+7%), were notable detractors.

On a positive note, the fund benefited from its underweighting of consumer staples. In the benchmark index, these stocks gained just 8.8%, the second-lowest sector return

9

(utilities were in last place). Favorable stock selection and an overweighted position in the materials sector also lifted the fund’s results. Here, Monsanto (+52%) and Potash Corp (+23%) were the largest contributors. In relative terms, the fund further benefited from its small commitment to the financial sector and from favorable stock selection within it: Discover Financial Services (+45%) and Marsh & McLennan (+26%) were the two largest contributors.

Outlook
Looking to the rest of fiscal year 2011 and beyond, we continue to view U.S. equities as an attractive investment opportunity, especially relative to most other asset classes. Valuation multiples remain below historical averages despite the low-interest- rate environment. Many companies, having recovered from the recession with more efficient operations and improved balance sheets, are generating accelerating growth in revenues and earnings. Despite the rise in energy and commodity prices, inflation seems manageable, at least in the near term, for consumers and businesses.

Some macro-level concerns continue to temper our generally positive assessment. Fiscal and monetary policy, increased regulatory burdens, and political unrest in the Middle East inject an element of risk. Domestically, fiscal challenges faced by the federal, state, and local governments raise great uncertainty about future budgets and tax policies. Overseas, many developed countries such as Greece, Portugal, Ireland, and Spain continue to face massive fiscal problems. In addition, it is unclear how and when the political and social turmoil in the Middle East will be resolved, and what the outcome will mean for oil prices.

On balance, we are positive in our outlook for U.S. equities, and we remain committed to the fund’s substantial positions in technology and health care companies—areas in which we expect innovation to continue to accelerate, leading to greater growth opportunities than the market currently expects.

PRIMECAP Management Company
April 12, 2011

10

PRIMECAP Fund

Fund Profile
As of March 31, 2011

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VPMCX		VPMAX
Expense Ratio[1]	0.45%		0.36%
30-Day SEC Yield	0.84%		0.93%

Portfolio Characteristics
			DJ
			U.S. Total
	S&P 500		Market
	Fund	Index	Index
Number of Stocks	113	500	3,817
Median Market Cap $40.6B		$50.0B	$31.4B
Price/Earnings Ratio	16.7x	16.7x	17.9x
Price/Book Ratio	3.0x	2.3x	2.3x
Return on Equity	21.5%	20.3%	18.9%
Earnings Growth Rate 10.0%		5.4%	5.9%
Dividend Yield	1.3%	1.9%	1.7%
Foreign Holdings	14.1%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	1.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
	S&P 500		Market
	Fund	Index	Index
Consumer
Discretionary	10.9%	10.4%	11.8%
Consumer Staples	0.9	10.2	9.2
Energy	9.4	13.3	11.8
Financials	4.3	15.8	16.2
Health Care	19.9	11.0	10.7
Industrials	15.2	11.3	11.6
Information
Technology	31.9	18.1	18.5
Materials	7.1	3.7	4.5
Telecommunication
Services	0.1	3.0	2.6
Utilities	0.3	3.2	3.1

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	0.95	0.96
Beta	0.98	0.96
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Amgen Inc.	Biotechnology	3.8%
Potash Corp. of	Fertilizers &
Saskatchewan Inc.	Agricultural
	Chemicals	3.8
Oracle Corp.	Systems Software	3.7
FedEx Corp.	Air Freight &
	Logistics	3.7
Texas Instruments Inc.	Semiconductors	3.6
Google Inc. Class A	Internet Software &
	Services	3.3
DIRECTV Class A	Cable & Satellite	3.2
Eli Lilly & Co.	Pharmaceuticals	2.9
Biogen Idec Inc.	Biotechnology	2.9
Novartis AG ADR	Pharmaceuticals	2.8
Top Ten		33.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated January 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2011, the annualized expense ratios were 0.45% for Investor Shares and 0.36% for Admiral Shares.

11

PRIMECAP Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2000, Through March 31, 2011

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/1/1984	14.72%	4.82%	5.78%
Admiral Shares	11/12/2001	14.80	4.93	7.46[1]
1 Return since inception.

Vanguard fund returns do not reflect the 1% fee on redemptions of shares held for less than one year.
See Financial Highlights for dividend and capital gains information.

PRIMECAP Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)
Consumer Discretionary (10.8%)
*	DIRECTV Class A	21,771,607	1,018,911
1	Whirlpool Corp.	5,900,000	503,624
*	Amazon.com Inc.	2,371,100	427,106
	Sony Corp. ADR	9,950,000	316,709
	Walt Disney Co.	5,635,000	242,812
	Kohl’s Corp.	3,627,700	192,413
*	Bed Bath & Beyond Inc.	3,650,975	176,233
	TJX Cos. Inc.	3,475,000	172,812
	Target Corp.	3,319,000	165,983
	Mattel Inc.	4,247,800	105,898
	Carnival Corp.	1,415,000	54,279
	Lowe’s Cos. Inc.	1,000,000	26,430
*,^	Eastman Kodak Co.	6,000,000	19,380
			3,422,590
Consumer Staples (0.9%)
	Costco Wholesale Corp.	2,950,000	216,294
	Procter & Gamble Co.	510,000	31,416
	Kellogg Co.	398,000	21,484
	PepsiCo Inc.	164,000	10,563
	CVS Caremark Corp.	250,000	8,580
			288,337
Energy (9.3%)
	Noble Energy Inc.	6,300,000	608,895
	Schlumberger Ltd.	5,193,500	484,346
	EOG Resources Inc.	3,816,000	452,234
	Peabody Energy Corp.	5,141,300	369,968
	Hess Corp.	3,910,000	333,171
	Petroleo Brasileiro SA
	ADR Type A	6,958,800	247,316
*	Plains Exploration &
	Production Co.	4,000,000	144,920
	Cenovus Energy Inc.	2,275,000	89,590
	National Oilwell
	Varco Inc.	1,038,000	82,282
	Encana Corp.	1,825,000	63,017
	Petroleo Brasileiro
	SA ADR	697,830	28,213

			Market
			Value
		Shares	($000)
*	Transocean Ltd.	250,000	19,488
*	Southwestern Energy Co.	400,000	17,188
	Noble Corp.	200,000	9,124
			2,949,752
Financials (4.2%)
	Marsh & McLennan
	Cos. Inc.	18,000,000	536,580
	Discover Financial
	Services	10,140,800	244,596
*	Berkshire Hathaway Inc.
	Class B	2,500,000	209,075
	Chubb Corp.	2,550,000	156,340
	Weyerhaeuser Co.	3,405,112	83,766
	Bank of New York
	Mellon Corp.	1,900,000	56,753
	Progressive Corp.	1,500,000	31,695
	Wells Fargo & Co.	600,000	19,020
			1,337,825
Health Care (19.6%)
*	Amgen Inc.	22,737,700	1,215,330
	Eli Lilly & Co.	26,408,000	928,770
*,1	Biogen Idec Inc.	12,550,400	921,074
	Novartis AG ADR	16,669,765	906,002
	Medtronic Inc.	21,831,652	859,076
	Roche Holding AG	5,516,400	787,551
*	Boston Scientific Corp.	31,731,760	228,151
*	Life Technologies Corp.	3,296,000	172,776
	GlaxoSmithKline plc ADR	3,410,000	130,978
	Johnson & Johnson	1,500,000	88,875
	Sanofi-Aventis SA ADR	165,000	5,811
			6,244,394
Industrials (15.1%)
	FedEx Corp.	12,592,470	1,178,026
1	CH Robinson
	Worldwide Inc.	8,201,000	607,940
	Honeywell
	International Inc.	8,400,000	501,564
	Southwest Airlines Co.	34,521,300	436,004
	Caterpillar Inc.	3,895,100	433,719

13

PRIMECAP Fund

			Market
			Value
		Shares	($000)
	United Parcel Service Inc.
	Class B	3,527,500	262,164
	Union Pacific Corp.	2,634,700	259,070
	Deere & Co.	2,438,700	236,286
	Boeing Co.	3,140,000	232,140
*,1	Alaska Air Group Inc.	2,400,000	152,208
	Canadian Pacific
	Railway Ltd.	2,041,800	131,369
*	AMR Corp.	15,504,550	100,159
	Donaldson Co. Inc.	1,600,000	98,064
	Expeditors International
	of Washington Inc.	1,240,000	62,174
	Granite Construction Inc.	1,500,000	42,150
	PACCAR Inc.	750,000	39,263
	Pall Corp.	205,000	11,810
	Norfolk Southern Corp.	53,100	3,678
	Rockwell Automation Inc.	25,000	2,366
			4,790,154
Information Technology (31.5%)
	Oracle Corp.	35,430,800	1,182,326
	Texas Instruments Inc.	33,216,900	1,147,976
*	Google Inc. Class A	1,794,420	1,051,907
*,1	Intuit Inc.	16,991,400	902,243
*	Adobe Systems Inc.	24,221,000	803,168
	Microsoft Corp.	28,490,000	722,506
	QUALCOMM Inc.	9,701,500	531,933
*	EMC Corp.	16,746,800	444,628
	Telefonaktiebolaget LM
	Ericsson ADR	26,014,000	334,540
	Hewlett-Packard Co.	7,950,000	325,711
	Corning Inc.	14,885,900	307,096
*	NVIDIA Corp.	15,380,000	283,915
	Intel Corp.	13,400,000	270,278
	Accenture plc Class A	4,182,500	229,912
*	Micron Technology Inc.	20,000,000	229,200
*	Symantec Corp.	12,009,200	222,651
	Applied Materials Inc.	10,081,200	157,468
	KLA-Tencor Corp.	2,975,000	140,926
1	Plantronics Inc.	3,701,500	135,549
*	Research In Motion Ltd.	2,373,000	134,241
	ASML Holding NV ADR	2,378,056	105,823
*	Motorola Solutions Inc.	1,838,571	82,166
*	Rambus Inc.	2,500,000	49,500
	Activision Blizzard Inc.	3,800,000	41,686
*	eBay Inc.	1,300,000	40,352
*	Motorola Mobility
	Holdings Inc.	1,608,750	39,254
	Cisco Systems Inc.	1,750,000	30,013
*	Entegris Inc.	2,583,472	22,657
*	Apple Inc.	45,000	15,680
	Altera Corp.	300,000	13,206
*	Dell Inc.	775,000	11,245
	Visa Inc. Class A	24,150	1,778
	Mastercard Inc. Class A	4,000	1,007
			10,012,541

		Market
		Value
	Shares	($000)
Materials (7.0%)
Potash Corp. of
Saskatchewan Inc.	20,334,000	1,198,283
Monsanto Co.	10,292,360	743,726
Domtar Corp.	1,023,560	93,942
Vulcan Materials Co.	1,600,000	72,960
Freeport-McMoRan
Copper & Gold Inc.	1,200,000	66,660
Praxair Inc.	600,000	60,960
		2,236,531
Telecommunication Services (0.1%)
* Sprint Nextel Corp.	10,530,000	48,859

Utilities (0.3%)
* AES Corp.	5,083,000	66,079
Public Service
Enterprise Group Inc.	731,000	23,034
NextEra Energy Inc.	179,440	9,891
		99,004
Total Common Stocks
(Cost $20,033,614)		31,429,987
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[2,3] Vanguard Market
Liquidity Fund, 0.208%
(Cost $392,669)	392,669,395	392,669
Total Investments (100.1%)
(Cost $20,426,283)		31,822,656
Other Assets and Liabilities (-0.1%)
Other Assets		251,425
Liabilities[3]		(270,696)
		(19,271)
Net Assets (100%)		31,803,385

Statement of Assets and Liabilities
Assets
Investments in Securites, at Value		31,822,656
Receivables for Investment
Securities Sold		12,148
Receivables for Capital Shares Issued		173,671
Other Assets		65,606
Total Assets		32,074,081
Liabilities
Security Lending Collateral
Payable to Brokers		2,200
Payables for Capital Shares Redeemed		177,435
Other Liabilites		91,061
Total Liabilities		270,696
Net Assets		31,803,385

14

PRIMECAP Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	20,243,693
Undistributed Net Investment Income	66,071
Accumulated Net Realized Gains	96,417
Unrealized Appreciation (Depreciation)
Investment Securities	11,396,373
Foreign Currencies	831
Net Assets	31,803,385

Investor Shares—Net Assets
Applicable to 266,125,587 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,426,100
Net Asset Value Per Share—
Investor Shares	$69.24

Admiral Shares—Net Assets
Applicable to 186,179,221 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,377,285
Net Asset Value Per Share—
Admiral Shares	$71.85

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,777,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,200,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

15

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Dividends[1,2]	228,897
Interest[2]	622
Security Lending	613
Total Income	230,132
Expenses
Investment Advisory Fees—Note B	31,828
The Vanguard Group—Note C
Management and Administrative—Investor Shares	19,564
Management and Administrative—Admiral Shares	7,745
Marketing and Distribution—Investor Shares	2,000
Marketing and Distribution—Admiral Shares	1,087
Custodian Fees	227
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	25
Total Expenses	62,577
Net Investment Income	167,555
Realized Net Gain (Loss)
Investment Securities Sold[2]	204,662
Foreign Currencies	160
Realized Net Gain (Loss)	204,822
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,302,942
Foreign Currencies	443
Change in Unrealized Appreciation (Depreciation)	4,303,385
Net Increase (Decrease) in Net Assets Resulting from Operations	4,675,762

1 Dividends are net of foreign withholding taxes of $12,807,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $10,187,000, $622,000, and $3,173,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

16

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,555	302,216
Realized Net Gain (Loss)	204,822	666,413
Change in Unrealized Appreciation (Depreciation)	4,303,385	1,738,244
Net Increase (Decrease) in Net Assets Resulting from Operations	4,675,762	2,706,873
Distributions
Net Investment Income
Investor Shares	(168,148)	(142,413)
Admiral Shares	(119,031)	(84,478)
Realized Capital Gain[1]
Investor Shares	(183,757)	—
Admiral Shares	(121,297)	—
Total Distributions	(592,233)	(226,891)
Capital Share Transactions
Investor Shares	(2,110,999)	(1,389,870)
Admiral Shares	2,038,003	(314,209)
Net Increase (Decrease) from Capital Share Transactions	(72,996)	(1,704,079)
Total Increase (Decrease)	4,010,533	775,903
Net Assets
Beginning of Period	27,792,852	27,016,949
End of Period[2]	31,803,385	27,792,852

1 Includes fiscal 2011 short-term gain distributions totaling $29,551,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $66,071,000 and $185,535,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

PRIMECAP Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$60.36	$55.10	$62.76	$77.82	$70.30	$64.79
Investment Operations
Net Investment Income	.360	.631[1]	.500	.552	.460	.437
Net Realized and Unrealized Gain (Loss)
on Investments	9.805	5.076	(3.990)	(10.913)	11.500	7.367
Total from Investment Operations	10.165	5.707	(3.490)	(10.361)	11.960	7.804
Distributions
Dividends from Net Investment Income	(.614)	(.447)	(.508)	(.476)	(.440)	(.386)
Distributions from Realized Capital Gains	(.671)	—	(3.662)	(4.223)	(4.000)	(1.908)
Total Distributions	(1.285)	(.447)	(4.170)	(4.699)	(4.440)	(2.294)
Net Asset Value, End of Period	$69.24	$60.36	$55.10	$62.76	$77.82	$70.30

Total Return[2]	16.98%	10.36%	-4.01%	-13.96%	17.77%	12.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,426	$18,028	$17,795	$19,234	$23,435	$21,828
Ratio of Total Expenses to
Average Net Assets	0.45%	0.45%	0.49%	0.43%	0.43%	0.46%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.05%[1]	1.02%	0.76%	0.62%	0.64%
Portfolio Turnover Rate	4%	5%	4%	11%	11%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.128 and 0.21%, respectively, resulting from a special dividend from Weyerhauser Co. in July 2010.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

PRIMECAP Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$62.65	$57.20	$65.19	$80.82	$73.03	$67.28
Investment Operations
Net Investment Income	.400	.711[1]	.580	.664	.580	.562
Net Realized and Unrealized Gain (Loss)
on Investments	10.179	5.269	(4.160)	(11.327)	11.930	7.640
Total from Investment Operations	10.579	5.980	(3.580)	(10.663)	12.510	8.202
Distributions
Dividends from Net Investment Income	(.683)	(.530)	(.612)	(.586)	(.570)	(.472)
Distributions from Realized Capital Gains	(.696)	—	(3.798)	(4.381)	(4.150)	(1.980)
Total Distributions	(1.379)	(.530)	(4.410)	(4.967)	(4.720)	(2.452)
Net Asset Value, End of Period	$71.85	$62.65	$57.20	$65.19	$80.82	$73.03

Total Return[2]	17.03%	10.46%	-3.90%	-13.85%	17.91%	12.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,377	$9,765	$9,222	$9,651	$10,565	$8,542
Ratio of Total Expenses to
Average Net Assets	0.36%	0.36%	0.37%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.14%[1]	1.14%	0.88%	0.74%	0.79%
Portfolio Turnover Rate	4%	5%	4%	11%	11%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.133 and 0.21%, respectively, resulting from a special dividend from Weyerhauser Co. in July 2010.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

19

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

20

PRIMECAP Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2011, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2011, the fund had contributed capital of $5,210,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,642,436	787,551	—
Temporary Cash Investments	392,669	—	—
Total	31,035,105	787,551	—

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended March 31, 2011, the fund realized net foreign currency gains of $160,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

21

PRIMECAP Fund

At March 31, 2011, the cost of investment securities for tax purposes was $20,426,283,000. Net unrealized appreciation of investment securities for tax purposes was $11,396,373,000, consisting of unrealized gains of $13,260,045,000 on securities that had risen in value since their purchase and $1,863,672,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2011, the fund purchased $633,664,000 of investment securities and sold $1,137,758,000 of investment securities, other than temporary cash investments

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2011		September 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	815,244	12,327	1,468,783	25,220
Issued in Lieu of Cash Distributions	348,372	5,369	140,568	2,343
Redeemed[1]	(3,274,615)	(50,248)	(2,999,221)	(51,839)
Net Increase (Decrease)—Investor Shares	(2,110,999)	(32,552)	(1,389,870)	(24,276)
Admiral Shares
Issued	2,484,924	36,767	936,594	15,542
Issued in Lieu of Cash Distributions	221,991	3,298	76,415	1,228
Redeemed[1]	(668,912)	(9,749)	(1,327,218)	(22,112)
Net Increase (Decrease)—Admiral Shares	2,038,003	30,316	(314,209)	(5,342)
1 Net of redemption fees for fiscal 2011 and 2010 of $410,000 and $1,493,000, respectively (fund totals).

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30, 2010		Proceeds from		Mar. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	122,982	—	604	—	152,208
Biogen Idec Inc.	704,329	—	—	—	921,074
CH Robinson Worldwide Inc.	NA1	2,556	—	4,743	607,940
Intuit Inc.	750,965	—	7,684	—	902,243
Plantronics Inc.	125,037	—	—	370	135,549
Whirlpool Corp.	477,664	—	—	5,074	503,624
	2,180,977			10,187	3,222,638
1 Not applicable—At September 30, 2010, the issuer was not an affiliated company of the fund.

I. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than one year, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended March 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2010	3/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,169.83	$2.43
Admiral Shares	1,000.00	1,170.34	1.95
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.69	$2.27
Admiral Shares	1,000.00	1,023.14	1.82

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

25

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

26

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q592 052011

Vanguard Target Retirement Funds
Semiannual Report

March 31, 2011

Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2005 Fund
Vanguard Target Retirement 2010 Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund

> Despite worrisome headlines, global stock markets generated strong six-month returns.

> Bond prices—and returns—came under pressure from rising interest rates.

> As the financial market returns suggest, those Target Retirement Funds with the highest stock allocations produced the strongest six-month returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Target Retirement Income Fund.	8
Target Retirement 2005 Fund.	16
Target Retirement 2010 Fund.	24
Target Retirement 2015 Fund.	33
Target Retirement 2020 Fund.	42
Target Retirement 2025 Fund.	50
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangement.	60
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended March 31, 2011

Total
Returns
Vanguard Target Retirement Income Fund	4.64%
Target Income Composite Index	4.69
Target Income Composite Average	5.89
Vanguard Target Retirement 2005 Fund	5.24%
Target 2005 Composite Index	5.46
Target 2005 Composite Average	6.67
Vanguard Target Retirement 2010 Fund	7.60%
Target 2010 Composite Index	7.74
Target 2010 Composite Average	9.00
Vanguard Target Retirement 2015 Fund	9.23%
Target 2015 Composite Index	9.32
Target 2015 Composite Average	10.67
Vanguard Target Retirement 2020 Fund	10.57%
Target 2020 Composite Index	10.66
Target 2020 Composite Average	11.92
Vanguard Target Retirement 2025 Fund	12.01%
Target 2025 Composite Index	12.02
Target 2025 Composite Average	13.17

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index and the Barclays Capital U.S. Treasury Inflation Protected Securities Index; and for short-term reserves, the Citigroup Three-Month Treasury Bill Index.

Returns for the composite averages are derived by applying the funds’ target allocations to the average returns of the following mutual fund peer groups: fixed income funds, Treasury inflation-protected securities funds, money market funds, general equity funds, international funds, and emerging markets funds. These groups’ average returns are derived from data provided by Lipper Inc.

Investments in Target Retirement Funds are subject to the risks of their underlying funds. The year in the fund name refers to the approximate year (the target date) when an investor in the fund would retire and leave the work force. The fund will gradually shift its emphasis from more aggressive investments to more conservative ones based on its target date. An investment in a Target Retirement Fund is not guaranteed at any time, including on or after the target date.

1

Chairman’s Letter

Dear Shareholder,

Global stock markets vaulted past bond market returns for the six months ended March 31, 2011. Stock prices generally seemed to reflect strength in corporate earnings and the slow gathering of business cycle momentum in the major developed economies. Bond prices, meanwhile, were depressed by intimations of inflation that drove yields higher.

The six Target Retirement Funds covered in this report generated gains consistent with their asset allocations (the funds with retirement dates of 2030 through 2055 are covered in a separate report). Reflecting the strength of equities relative to fixed income instruments, those funds with heavier weightings in stocks outperformed those with greater allocations to bonds. The Target Retirement 2025 Fund, which has the largest exposure to stocks, was the best performer for the period. At the other end of the spectrum was the bond-heavy Target Retirement Income Fund, a portfolio designed to generate income for those investors already in retirement. The fund’s six-month return of 4.64% was consistent with its income-oriented focus.

Please note that, after the close of the period, Vanguard lowered the minimum investment requirement to $1,000 from $3,000 for all 12 funds in our Target Retirement Fund series. This change, effective May 11, reflects our effort to make those potentially powerful retirement-savings vehicles more accessible to investors.

2

Despite distressing headlines, stock markets rallied
Global stock markets produced exceptional returns for the six months ended March 31, a period punctuated by unnerving developments such as political upheaval in the Middle East and North Africa, new sovereign debt dilemmas in Europe, and a nuclear emergency in Japan. On a more optimistic note, the U.S. economy continued to grind into gear. Job growth picked up, fueling hopes that the good news might be persistent enough to bring down the high unemployment rate.

The broad U.S. stock market returned more than 18%. The stocks of smaller companies, which are keenly sensitive to the rhythms of the business cycle, did even better. Non-U.S. stock markets trailed their American counterparts, though as a group, their six-month return topped 10%. European stocks performed best.

All but the shortest-term rates moved higher, affecting bond prices
With the exception of the shortest-term securities, the rates on fixed income investments moved higher during the six-month period. At the start of the period, the 10-year U.S. Treasury note yielded a meager 2.51%. By the end, the rate had climbed to 3.45% as investors demanded more compensation for the possibility that inflation will continue to accelerate from financial-crisis lows.

Rising rates put short-term pressure on bond prices. The broad U.S. taxable bond market produced a slightly negative return.

Market Barometer

			Total Returns
		Periods Ended March 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	18.13%	16.69%	2.93%
Russell 2000 Index (Small-caps)	25.48	25.79	3.35
Dow Jones U.S. Total Stock Market Index	18.51	17.50	3.27
MSCI All Country World Index ex USA (International)	10.85	13.15	3.59

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.88%	5.12%	6.03%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.68	1.63	4.14
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.09

CPI
Consumer Price Index	2.30%	2.68%	2.26%

3

The broad municipal bond market, which came under pressure both from rising rates and concern (exaggerated, in Vanguard’s view) about the financial strength of state and municipal borrowers, returned –3.68%.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Global stock markets drove six-month returns
The Vanguard Target Retirement Funds are “funds of funds” that offer a combination of stock, bond, and money market holdings consistent with the number of years until an investor’s expected retirement date. With the exception of the Income Fund, the Target Retirement Funds shift from a growth-oriented, stock-heavy asset allocation to an emphasis on income-generating fixed income securities as the investor’s retirement date—the “target date”—approaches.

The Income Fund, which represents the final stage in this asset allocation transition, holds roughly 30% of its assets in stocks in an effort to help retired investors keep pace with long-term inflation and roughly 70% in fixed income securities intended to provide income and limit risk to an investor’s assets.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
Target Retirement Income Fund	0.17%	1.03%
Target Retirement 2005 Fund	0.17	1.06
Target Retirement 2010 Fund	0.17	1.15
Target Retirement 2015 Fund	0.16	1.21
Target Retirement 2020 Fund	0.17	1.24
Target Retirement 2025 Fund	0.18	1.27

The fund expense figures shown—drawn from the prospectus dated January 26, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17% for the Target Retirement Income Fund, 0.17% for the 2005 Fund, 0.17% for the 2010 Fund, 0.17% for the 2015 Fund, 0.17% for the 2020 Fund, and 0.18% for the 2025 Fund.

Peer groups are the composite averages listed on page 1. Their expense figures are derived by applying the funds’ target allocations to the average expense ratios of the following mutual fund peer groups: fixed income funds, Treasury inflation-protected securities funds, money market funds, general equity funds, international funds, and emerging markets funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

In light of the double-digit gains in stocks and the negative returns in the broad bond market, the Target Retirement Funds with the best performance for the past six months were those with a heavier weighting in stocks. The 2025 Fund, with the most distant retirement date and 52% of its assets in U.S. stocks, 22% in international stocks, and 26% in bonds, as of March 31, was the top performer, generating a return for the six-month period of 12.01%. The 2020 Fund gained 10.57% and the 2015 Fund returned 9.23%, while the 2010 Fund, with its holdings split almost evenly between stocks and bonds, was up 7.60%.

Those returns reflect the performance of the underlying Vanguard funds that are held in the Target Retirement Funds. Vanguard Total Stock Market Index Fund posted the best return, 18.74%, for the six-month period. Vanguard Total International Stock Index Fund, which invests in developed and emerging markets outside the United States, gained 10.30%. (Returns for the underlying funds are for Investor Shares.)

The story was less positive for bonds. Amid concerns about the prospect of an uptick in inflation, long-term rates moved up, depressing bond prices. That hurt the performance of fixed income securities and clipped the returns generated by funds with a heavier allocation to bonds. Vanguard Total Bond Market II Index Fund, which accounted for about 45% of the assets of both the Income Fund and the 2005 Fund as of March 31, was off –1.05%. As a result, the 2005 Fund posted a return of 5.24% while the Income Fund gained 4.64%.

The Income Fund, 2005 Fund, and the 2010 Fund invest in Vanguard Inflation-Protected Securities Fund and Vanguard Prime Money Market Fund. The Inflation-Protected Securities Fund posted a return of 1.09%, while the Prime Money Market Fund was essentially flat, a consequence of the near-0% yields of short-term U.S. Treasury bills and other money market instruments.

Simplifying retirement planning
Investors have been heartened by the healthy gains the market has produced over the past two years in the wake of the recent financial crisis. And while the outlook for economic growth and falling unemployment is encouraging, there is no way to predict when that upward trajectory might reverse. The recent geopolitical events serve as a reminder that the investment environment can change with little or no warning.

5

That is why Vanguard has always urged investors to take the long-term view, building a balanced and diversified portfolio and saving aggressively, a critical piece of the retirement security puzzle that doesn’t get nearly the attention it deserves. A well-diversified portfolio should hold a mix of stocks, bonds, and short-term instruments that match the investor’s risk tolerance and time horizon. The Vanguard Target Retirement Funds, low-cost vehicles that automatically adjust risk levels as retirement approaches, can offer investors these elements of a successful long-term plan, in a single portfolio.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 11, 2011

6

Your Fund’s Performance at a Glance
September 30, 2010 , Through March 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Target Retirement Income Fund	$11.13	$11.46	$0.159	$0.024
Target Retirement 2005 Fund	$11.71	$12.00	$0.290	$0.025
Target Retirement 2010 Fund	$21.87	$22.96	$0.511	$0.043
Target Retirement 2015 Fund	$12.03	$12.83	$0.276	$0.024
Target Retirement 2020 Fund	$21.17	$22.91	$0.444	$0.035
Target Retirement 2025 Fund	$11.97	$13.13	$0.250	$0.016

Asset Allocation on March 31, 2011

			Short-Term
	Stocks	Bonds	Reserves
Target Retirement Income Fund	30.3%	64.8%	4.9%
Target Retirement 2005 Fund	33.2%	62.8%	4.0%
Target Retirement 2010 Fund	47.5%	52.0%	0.5%
Target Retirement 2015 Fund	58.4%	41.6%	0.0%
Target Retirement 2020 Fund	66.4%	33.6%	0.0%
Target Retirement 2025 Fund	73.9%	26.1%	0.0%

Note: The Income Fund’s allocations do not change. As of March 31, 2011, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 9%, 10%, 14%, 18%, 20%, and 22% of assets, respectively.

7

Target Retirement Income Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTINX
30-Day SEC Yield	2.44%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	45.1%
Vanguard Total Stock Market Index Fund
Investor Shares	21.1
Vanguard Inflation-Protected Securities
Fund Investor Shares	19.7
Vanguard Total International Stock Index
Fund Investor Shares	9.2
Vanguard Prime Money Market Fund
Investor Shares	4.9

Total Fund Volatility Measures
	Target	Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	1.00	0.32
Beta	1.00	1.18
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Income Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17%.

8

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; for short-term reserves, the Citigroup Three-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement
Income Fund	10/27/2003	9.06%	5.48%	3.50%	1.93%	5.43%

See Financial Highlights for dividend and capital gains information.

9

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (21.1%)
Vanguard Total Stock Market Index Fund Investor Shares	27,253,195	911,074

International Stock Fund (9.2%)
Vanguard Total International Stock Index Fund Investor Shares	24,527,569	398,083

Bond Funds (64.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	186,382,281	1,947,695
Vanguard Inflation-Protected Securities Fund Investor Shares	64,718,279	851,692
		2,799,387
Money Market Fund (4.9%)
Vanguard Prime Money Market Fund Investor Shares	210,582,616	210,583
Total Investment Companies (Cost $4,035,346)		4,319,127
Other Assets and Liabilities (0.0%)
Other Assets		14,801
Liabilities		(13,872)
		929
Net Assets (100%)
Applicable to 377,056,969 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,320,056
Net Asset Value Per Share		$11.46

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	4,056,979
Undistributed Net Investment Income	355
Accumulated Net Realized Losses	(21,059)
Unrealized Appreciation (Depreciation)	283,781
Net Assets	4,320,056

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

10

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	54,935
Net Investment Income—Note B	54,935
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,284
Investment Securities Sold	17,487
Realized Net Gain (Loss)	28,771
Change in Unrealized Appreciation (Depreciation) of Investment Securities	92,108
Net Increase (Decrease) in Net Assets Resulting from Operations	175,814

See accompanying Notes, which are an integral part of the Financial Statements.

11

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,935	81,997
Realized Net Gain (Loss)	28,771	(549)
Change in Unrealized Appreciation (Depreciation)	92,108	185,970
Net Increase (Decrease) in Net Assets Resulting from Operations	175,814	267,418
Distributions
Net Investment Income	(56,532)	(81,428)
Realized Capital Gain[1]	(8,254)	—
Total Distributions	(64,786)	(81,428)
Capital Share Transactions
Issued	1,058,407	1,674,140
Issued in Lieu of Cash Distributions	61,885	77,463
Redeemed	(534,259)	(777,327)
Net Increase (Decrease) from Capital Share Transactions	586,033	974,276
Total Increase (Decrease)	697,061	1,160,266
Net Assets
Beginning of Period	3,622,995	2,462,729
End of Period[2]	4,320,056	3,622,995

Includes fiscal 2011 short-term gain distributions totaling $8,254,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
Net Assets—End of Period includes undistributed net investment income of $355,000 and $1,952,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Target Retirement Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.13	$10.49	$10.19	$11.08	$10.52	$10.52
Investment Operations
Net Investment Income	.154	.288	.268	.427	.430[1]	.439[1]
Capital Gain Distributions Received	.034	—	—	—	—	.003[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.325	.640	.302	(.878)	.540	.003
Total from Investment Operations	.513	.928	.570	(.451)	.970	.445
Distributions
Dividends from Net Investment Income	(.159)	(.288)	(.270)	(.439)	(.410)	(.430)
Distributions from Realized Capital Gains	(.024)	—	—	—	—	(.015)
Total Distributions	(.183)	(.288)	(.270)	(.439)	(.410)	(.445)
Net Asset Value, End of Period	$11.46	$11.13	$10.49	$10.19	$11.08	$10.52

Total Return[2]	4.64%	8.97%	5.84%	-4.23%	9.36%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,320	$3,623	$2,463	$2,046	$1,336	$822
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.21%	0.19%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.64%	2.70%	2.78%	4.11%	4.03%	4.21%
Portfolio Turnover Rate	11%[3]	12%	29%[4]	14%	3%	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

14

Target Retirement Income Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $33,418,000 to offset future net capital gains of $4,561,000 through September 30, 2015, $5,771,000 through September 30, 2017, and $23,086,000 through September 30, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from the short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $4,035,346,000. Net unrealized appreciation of investment securities for tax purposes was $283,781,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $1,076,572,000 of investment securities and sold $488,412,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	93,287	155,610
Issued in Lieu of Cash Distributions	5,470	7,185
Redeemed	(47,153)	(72,208)
Net Increase (Decrease) in Shares Outstanding	51,604	90,587

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

15

Target Retirement 2005 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTOVX
30-Day SEC Yield	2.41%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	44.3%
Vanguard Total Stock Market Index Fund
Investor Shares	23.1
Vanguard Inflation-Protected Securities
Fund Investor Shares	18.5
Vanguard Total International Stock Index
Fund Investor Shares	10.1
Vanguard Prime Money Market Fund
Investor Shares	4.0

Total Fund Volatility Measures
		DJ
	Target 2005	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.89
Beta	1.00	0.44
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2005 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17%.

16

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; for short-term reserves, the Citigroup Three-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement 2005
Fund	10/27/2003	9.25%	4.94%	2.93%	2.55%	5.48%

See Financial Highlights for dividend and capital gains information.

17

Target Retirement 2005 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.1%)
Vanguard Total Stock Market Index Fund Investor Shares	15,326,561	512,367

International Stock Fund (10.1%)
Vanguard Total International Stock Index Fund Investor Shares	13,790,957	223,827

Bond Funds (62.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	93,763,277	979,826
Vanguard Inflation-Protected Securities Fund Investor Shares	31,207,440	410,690
		1,390,516
Money Market Fund (4.1%)
Vanguard Prime Money Market Fund Investor Shares	89,626,869	89,627
Total Investment Companies (Cost $2,038,735)		2,216,337
Other Assets and Liabilities (0.0%)
Other Assets		26,843
Liabilities		(26,707)
		136
Net Assets (100%)
Applicable to 184,705,911 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,216,473
Net Asset Value Per Share		$12.00

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	2,087,561
Undistributed Net Investment Income	11,683
Accumulated Net Realized Losses	(60,373)
Unrealized Appreciation (Depreciation)	177,602
Net Assets	2,216,473

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Target Retirement 2005 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	30,096
Net Investment Income—Note B	30,096
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,209
Investment Securities Sold	14,093
Realized Net Gain (Loss)	20,302
Change in Unrealized Appreciation (Depreciation) of Investment Securities	61,651
Net Increase (Decrease) in Net Assets Resulting from Operations	112,049

See accompanying Notes, which are an integral part of the Financial Statements.

19

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,096	55,145
Realized Net Gain (Loss)	20,302	(5,672)
Change in Unrealized Appreciation (Depreciation)	61,651	132,956
Net Increase (Decrease) in Net Assets Resulting from Operations	112,049	182,429
Distributions
Net Investment Income	(53,105)	(48,354)
Realized Capital Gain[1]	(4,578)	—
Total Distributions	(57,683)	(48,354)
Capital Share Transactions
Issued	308,480	732,870
Issued in Lieu of Cash Distributions	56,617	47,561
Redeemed	(400,940)	(531,282)
Net Increase (Decrease) from Capital Share Transactions	(35,843)	249,149
Total Increase (Decrease)	18,523	383,224
Net Assets
Beginning of Period	2,197,950	1,814,726
End of Period[2]	2,216,473	2,197,950

1 Includes fiscal 2011 short-term gain distributions totaling $4,578,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $11,683,000 and $34,692,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Target Retirement 2005 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.71	$10.98	$10.99	$12.31	$11.38	$11.14
Investment Operations
Net Investment Income	.168	.293	.303	.439[1]	.420[1]	.408[1]
Capital Gain Distributions Received	.033	—	—	—	—	.002[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.404	.714	.114	(1.379)	.870	.149
Total from Investment Operations	.605	1.007	.417	(.940)	1.290	.559
Distributions
Dividends from Net Investment Income	(.290)	(.277)	(.427)	(.380)	(.360)	(.310)
Distributions from Realized Capital Gains	(.025)	—	—	—	—	(.009)
Total Distributions	(.315)	(.277)	(.427)	(.380)	(.360)	(.319)
Net Asset Value, End of Period	$12.00	$11.71	$10.98	$10.99	$12.31	$11.38

Total Return[2]	5.24%	9.33%	4.33%	-7.89%	11.56%	5.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,216	$2,198	$1,815	$1,767	$1,473	$957
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.21%	0.18%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.71%	2.95%	3.71%	3.56%	3.68%
Portfolio Turnover Rate	23%[3]	21%	44%[4]	21%	6%	19%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

22

Target Retirement 2005 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $65,839,000 to offset future net capital gains of $4,418,000 through September 30, 2015, $4,802,000 through September 30, 2017, and $56,619,000 through September 30, 2018. In addition, the fund realized losses of $3,297,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $2,038,735,000. Net unrealized appreciation of investment securities for tax purposes was $177,602,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $430,713,000 of investment securities and sold $488,026,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	26,018	65,509
Issued in Lieu of Cash Distributions	4,839	4,316
Redeemed	(33,913)	(47,270)
Net Increase (Decrease) in Shares Outstanding	(3,056)	22,555

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

Target Retirement 2010 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTENX
30-Day SEC Yield	2.34%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	40.7%
Vanguard Total Stock Market Index Fund
Investor Shares	33.1
Vanguard Total International Stock Index
Fund Investor Shares	14.4
Vanguard Inflation-Protected Securities
Fund Investor Shares	11.3
Vanguard Prime Money Market Fund
Investor Shares	0.5

Total Fund Volatility Measures
		DJ
	Target 2010	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.95
Beta	1.00	0.56
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2010 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17%.

24

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2011

Target 2010 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; for short-term reserves, the Citigroup Three-Month Treasury Bill Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement 2010
Fund	6/7/2006	10.94%	2.43%	2.95%	5.38%

See Financial Highlights for dividend and capital gains information.

25

Target Retirement 2010 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (33.1%)
Vanguard Total Stock Market Index Fund Investor Shares	48,072,922	1,607,078

International Stock Fund (14.4%)
Vanguard Total International Stock Index Fund Investor Shares	43,031,586	698,403

Bond Funds (51.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	188,672,297	1,971,625
Vanguard Inflation-Protected Securities Fund Investor Shares	41,613,417	547,633
		2,519,258
Money Market Funds (0.6%)
Vanguard Prime Money Market Fund Investor Shares	24,514,618	24,515
[1] Vanguard Market Liquidity Fund, 0.208%	3,301,498	3,301
		27,816
Total Investment Companies (Cost $4,538,168)		4,852,555
Other Assets and Liabilities (0.0%)
Other Assets		47,460
Liabilities		(49,449)
		(1,989)
Net Assets (100%)
Applicable to 211,279,275 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,850,566
Net Asset Value Per Share		$22.96

26

Target Retirement 2010 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	4,600,563
Undistributed Net Investment Income	23,508
Accumulated Net Realized Losses	(87,892)
Unrealized Appreciation (Depreciation)	314,387
Net Assets	4,850,566

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

27

Target Retirement 2010 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	60,232
Net Investment Income—Note B	60,232
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,588
Investment Securities Sold	(24,266)
Realized Net Gain (Loss)	(12,678)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	277,913
Net Increase (Decrease) in Net Assets Resulting from Operations	325,467

See accompanying Notes, which are an integral part of the Financial Statements.

28

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,232	99,252
Realized Net Gain (Loss)	(12,678)	(24,327)
Change in Unrealized Appreciation (Depreciation)	277,913	274,253
Net Increase (Decrease) in Net Assets Resulting from Operations	325,467	349,178
Distributions
Net Investment Income	(100,684)	(80,923)
Realized Capital Gain[1]	(8,472)	—
Total Distributions	(109,156)	(80,923)
Capital Share Transactions
Issued	1,013,949	1,813,457
Issued in Lieu of Cash Distributions	107,920	80,380
Redeemed	(734,146)	(980,136)
Net Increase (Decrease) from Capital Share Transactions	387,723	913,701
Total Increase (Decrease)	604,034	1,181,956
Net Assets
Beginning of Period	4,246,532	3,064,576
End of Period[2]	4,850,566	4,246,532

1 Includes fiscal 2011 short-term gain distributions totaling $8,472,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $23,508,000 and $63,960,000.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Target Retirement 2010 Fund

Financial Highlights

	Six Months					June 7,
	Ended					2006[1] to
For a Share Outstanding	March 31,			Year Ended September 30,		Sept. 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.87	$20.39	$20.47	$23.54	$21.01	$20.00
Investment Operations
Net Investment Income	.293	.520	.553	.744[2]	.730[2]	.230[2]
Capital Gain Distributions Received	.059	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.292	1.455	.046	(3.354)	1.980	.780
Total from Investment Operations	1.644	1.975	.599	(2.610)	2.710	1.010
Distributions
Dividends from Net Investment Income	(.511)	(.495)	(.679)	(.460)	(.180)	—
Distributions from Realized Capital Gains	(.043)	—	—	—	—	—
Total Distributions	(.554)	(.495)	(.679)	(.460)	(.180)	—
Net Asset Value, End of Period	$22.96	$21.87	$20.39	$20.47	$23.54	$21.01

Total Return[3]	7.60%	9.83%	3.47%	-11.30%	12.96%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,851	$4,247	$3,065	$2,567	$1,297	$75
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.21%	0.19%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.67%	3.15%	3.34%	3.26%	2.89%[4]
Portfolio Turnover Rate	22%[5]	19%	41%[6]	18%	4%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

31

Target Retirement 2010 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $31,681,000 to offset future net capital gains of $5,639,000 through September 30, 2017, and $26,042,000 through September 30, 2018. In addition, the fund realized losses of $7,238,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $4,538,168,000. Net unrealized appreciation of investment securities for tax purposes was $314,387,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $1,359,768,000 of investment securities and sold $1,013,384,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	44,989	86,856
Issued in Lieu of Cash Distributions	4,848	3,896
Redeemed	(32,763)	(46,824)
Net Increase (Decrease) in Shares Outstanding	17,074	43,928

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Target Retirement 2015 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTXVX
30-Day SEC Yield	2.25%
Acquired Fund Fees and Expenses[1]	0.16%
Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	40.8%
Vanguard Total Bond Market II Index Fund
Investor Shares	40.0
Vanguard Total International Stock Index
Fund Investor Shares	17.6
Vanguard Inflation-Protected Securities
Fund Investor Shares	1.6

Total Fund Volatility Measures
		DJ
	Target 2015	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.65
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2015 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17%.

33

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, as well as the Barclays Capital U.S. Treasury Inflation Protected Securities Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement 2015
Fund	10/27/2003	11.93%	4.60%	2.53%	3.45%	5.98%

See Financial Highlights for dividend and capital gains information.

34

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (40.7%)
Vanguard Total Stock Market Index Fund Investor Shares	175,840,398	5,878,344

International Stock Fund (17.7%)
Vanguard Total International Stock Index Fund Investor Shares	156,840,155	2,545,516

Bond Funds (41.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	551,578,255	5,763,993
Vanguard Inflation-Protected Securities Fund Investor Shares	17,860,804	235,048
		5,999,041
Total Investment Companies (Cost $13,145,105)		14,422,901
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $3,422)	3,421,608	3,422
Total Investments (100.0%) (Cost $13,148,528)		14,426,323
Other Assets and Liabilities (0.0%)
Other Assets		108,752
Liabilities		(105,348)
		3,404
Net Assets (100%)
Applicable to 1,124,470,501 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,429,727
Net Asset Value Per Share		$12.83

35

Target Retirement 2015 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	13,198,410
Undistributed Net Investment Income	65,777
Accumulated Net Realized Losses	(112,255)
Unrealized Appreciation (Depreciation)	1,277,795
Net Assets	14,429,727

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	167,833
Net Investment Income—Note B	167,833
Realized Net Gain (Loss)
Capital Gain Distributions Received	34,055
Investment Securities Sold	54,389
Realized Net Gain (Loss)	88,444
Change in Unrealized Appreciation (Depreciation) of Investment Securities	904,247
Net Increase (Decrease) in Net Assets Resulting from Operations	1,160,524

See accompanying Notes, which are an integral part of the Financial Statements.

37

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,833	288,630
Realized Net Gain (Loss)	88,444	(31,485)
Change in Unrealized Appreciation (Depreciation)	904,247	806,619
Net Increase (Decrease) in Net Assets Resulting from Operations	1,160,524	1,063,764
Distributions
Net Investment Income	(288,841)	(247,227)
Realized Capital Gain[1]	(25,117)	—
Total Distributions	(313,958)	(247,227)
Capital Share Transactions
Issued	2,408,867	3,937,991
Issued in Lieu of Cash Distributions	311,203	246,248
Redeemed	(1,602,785)	(2,042,392)
Net Increase (Decrease) from Capital Share Transactions	1,117,285	2,141,847
Total Increase (Decrease)	1,963,851	2,958,384
Net Assets
Beginning of Period	12,465,876	9,507,492
End of Period[2]	14,429,727	12,465,876

1 Includes fiscal 2011 short-term gain distributions totaling $25,117,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $65,777,000 and $186,785,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Target Retirement 2015 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.03	$11.21	$11.34	$13.49	$12.10	$11.54
Investment Operations
Net Investment Income	.154	.285	.307	.380[1]	.380[1]	.356[1]
Capital Gain Distributions Received	.032	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.914	.811	(.072)	(2.190)	1.320	.466
Total from Investment Operations	1.100	1.096	.235	(1.810)	1.700	.822
Distributions
Dividends from Net Investment Income	(.276)	(.276)	(.365)	(.340)	(.310)	(.260)
Distributions from Realized Capital Gains	(.024)	—	—	—	—	(.002)
Total Distributions	(.300)	(.276)	(.365)	(.340)	(.310)	(.262)
Net Asset Value, End of Period	$12.83	$12.03	$11.21	$11.34	$13.49	$12.10

Total Return[2]	9.23%	9.92%	2.66%	-13.75%	14.25%	7.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,430	$12,466	$9,507	$7,804	$6,619	$3,720
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.21%	0.18%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.62%	3.31%	3.02%	2.93%	3.04%
Portfolio Turnover Rate	20%[3]	19%	37%[4]	24%	5%	15%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

40

Target Retirement 2015 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $109,108,000 to offset future net capital gains of $15,575,000 through September 30, 2015, $16,755,000 through September 30, 2017, and $76,778,000 through September 30, 2018. In addition, the fund realized losses of $3,723,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $13,148,528,000. Net unrealized appreciation of investment securities for tax purposes was $1,277,795,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $4,176,289,000 of investment securities and sold $3,174,967,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	192,200	343,338
Issued in Lieu of Cash Distributions	25,097	21,639
Redeemed	(128,961)	(177,195)
Net Increase (Decrease) in Shares Outstanding	88,336	187,782

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

41

Target Retirement 2020 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTWNX
30-Day SEC Yield	2.14%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	46.4%
Vanguard Total Bond Market II Index Fund
Investor Shares	33.6
Vanguard Total International Stock Index
Fund Investor Shares	20.0

Total Fund Volatility Measures
		DJ
	Target 2020	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.00	0.72
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2020 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.17%.

42

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2011

Target 2020 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement 2020
Fund	6/7/2006	12.70%	2.16%	2.90%	5.06%

See Financial Highlights for dividend and capital gains information.

43

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (46.4%)
Vanguard Total Stock Market Index Fund Investor Shares	158,290,845	5,291,663

International Stock Fund (20.0%)
Vanguard Total International Stock Index Fund Investor Shares	140,694,608	2,283,473

Bond Fund (33.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	367,014,340	3,835,300
Total Investment Companies (Cost $10,381,701)		11,410,436
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $3,066)		3,066
Total Investments (100.0%) (Cost $10,384,767)		11,413,502
Other Assets and Liabilities (0.0%)
Other Assets		80,541
Liabilities		(78,641)
		1,900
Net Assets (100%)
Applicable to 498,170,353 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,415,402
Net Asset Value Per Share		$22.91

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	10,426,903
Undistributed Net Investment Income	47,276
Accumulated Net Realized Losses	(87,512)
Unrealized Appreciation (Depreciation)	1,028,735
Net Assets	11,415,402

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	122,850
Net Investment Income—Note B	122,850
Realized Net Gain (Loss)
Capital Gain Distributions Received	21,165
Investment Securities Sold	(14,407)
Realized Net Gain (Loss)	6,758
Change in Unrealized Appreciation (Depreciation) of Investment Securities	854,566
Net Increase (Decrease) in Net Assets Resulting from Operations	984,174

See accompanying Notes, which are an integral part of the Financial Statements.

45

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,850	184,448
Realized Net Gain (Loss)	6,758	(47,295)
Change in Unrealized Appreciation (Depreciation)	854,566	578,699
Net Increase (Decrease) in Net Assets Resulting from Operations	984,174	715,852
Distributions
Net Investment Income	(195,538)	(141,070)
Realized Capital Gain[1]	(15,414)	—
Total Distributions	(210,952)	(141,070)
Capital Share Transactions
Issued	2,518,339	3,687,694
Issued in Lieu of Cash Distributions	209,835	140,582
Redeemed	(976,206)	(1,218,557)
Net Increase (Decrease) from Capital Share Transactions	1,751,968	2,609,719
Total Increase (Decrease)	2,525,190	3,184,501
Net Assets
Beginning of Period	8,890,212	5,705,711
End of Period[2]	11,415,402	8,890,212

1 Includes fiscal 2011 short-term gain distributions totaling $15,414,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $47,276,000 and $119,964,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Target Retirement 2020 Fund

Financial Highlights

	Six Months					June 7,
	Ended					2006[1] to
For a Share Outstanding	March 31,			Year Ended September 30,		Sept. 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.17	$19.66	$20.03	$24.15	$21.14	$20.00
Investment Operations
Net Investment Income	.253	.510[2]	.539[2]	.619[2]	.600[2]	.190[2]
Capital Gain Distributions Received	.048	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.918	1.440	(.360)	(4.329)	2.600	.950
Total from Investment Operations	2.219	1.950	.179	(3.710)	3.200	1.140
Distributions
Dividends from Net Investment Income	(.444)	(.440)	(.549)	(.410)	(.190)	—
Distributions from Realized Capital Gains	(.035)	—	—	—	—	—
Total Distributions	(.479)	(.440)	(.549)	(.410)	(.190)	—
Net Asset Value, End of Period	$22.91	$21.17	$19.66	$20.03	$24.15	$21.14

Total Return[3]	10.57%	10.04%	1.44%	-15.61%	15.21%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,415	$8,890	$5,706	$3,859	$1,719	$117
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.21%	0.19%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.51%	3.19%	2.79%	2.61%	2.24%[4]
Portfolio Turnover Rate	16%[5]	14%	27%[6]	15%	4%	2%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

48

Target Retirement 2020 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $27,420,000 to offset future net capital gains of $6,167,000 through September 30, 2017, and $21,253,000 through September 30, 2018. In addition, the fund realized losses of $3,604,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $10,384,767,000. Net unrealized appreciation of investment securities for tax purposes was $1,028,735,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $3,946,106,000 of investment securities and sold $2,260,345,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	113,085	182,806
Issued in Lieu of Cash Distributions	9,508	6,998
Redeemed	(44,406)	(60,060)
Net Increase (Decrease) in Shares Outstanding	78,187	129,744

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Target Retirement 2025 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTTVX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	51.7%
Vanguard Total Bond Market II Index Fund
Investor Shares	26.1
Vanguard Total International Stock Index
Fund Investor Shares	22.2

Total Fund Volatility Measures
		DJ
	Target 2025	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.00	0.80
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2025 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.18%.

50

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement 2025
Fund	10/27/2003	13.52%	4.06%	2.29%	3.76%	6.05%

See Financial Highlights for dividend and capital gains information.

51

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (51.7%)
Vanguard Total Stock Market Index Fund Investor Shares	254,713,210	8,515,062

International Stock Fund (22.2%)
Vanguard Total International Stock Index Fund Investor Shares	225,321,305	3,656,965

Bond Fund (26.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	410,823,061	4,293,101
Total Investment Companies (Cost $14,746,822)		16,465,128
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $4,040)		4,040
Total Investments (100.0%) (Cost $14,750,862)		16,469,168
Other Assets and Liabilities (0.0%)
Other Assets		93,219
Liabilities		(87,139)
		6,080
Net Assets (100%)
Applicable to 1,254,793,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		16,475,248
Net Asset Value Per Share		$13.13

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	14,804,756
Undistributed Net Investment Income	62,833
Accumulated Net Realized Losses	(110,647)
Unrealized Appreciation (Depreciation)	1,718,306
Net Assets	16,475,248

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	177,785
Net Investment Income—Note B	177,785
Realized Net Gain (Loss)
Capital Gain Distributions Received	24,549
Investment Securities Sold	2,665
Realized Net Gain (Loss)	27,214
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,449,520
Net Increase (Decrease) in Net Assets Resulting from Operations	1,654,519

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	177,785	284,420
Realized Net Gain (Loss)	27,214	(30,823)
Change in Unrealized Appreciation (Depreciation)	1,449,520	902,782
Net Increase (Decrease) in Net Assets Resulting from Operations	1,654,519	1,156,379
Distributions
Net Investment Income	(289,553)	(237,667)
Realized Capital Gain[1]	(18,531)	—
Total Distributions	(308,084)	(237,667)
Capital Share Transactions
Issued	2,567,666	4,234,050
Issued in Lieu of Cash Distributions	305,362	236,845
Redeemed	(1,396,703)	(1,668,731)
Net Increase (Decrease) from Capital Share Transactions	1,476,325	2,802,164
Total Increase (Decrease)	2,822,760	3,720,876
Net Assets
Beginning of Period	13,652,488	9,931,612
End of Period[2]	16,475,248	13,652,488

1 Includes fiscal 2011 short-term gain distributions totaling $18,531,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $62,833,000 and $174,601,000.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Target Retirement 2025 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.97	$11.11	$11.49	$14.26	$12.51	$11.80
Investment Operations
Net Investment Income	.147	.262	.279	.307	.300	.321[1]
Capital Gain Distributions Received	.021	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.258	.850	(.336)	(2.767)	1.740	.630
Total from Investment Operations	1.426	1.112	(.057)	(2.460)	2.040	.951
Distributions
Dividends from Net Investment Income	(.250)	(.252)	(.323)	(.310)	(.290)	(.240)
Distributions from Realized Capital Gains	(.016)	—	—	—	—	(.001)
Total Distributions	(.266)	(.252)	(.323)	(.310)	(.290)	(.241)
Net Asset Value, End of Period	$13.13	$11.97	$11.11	$11.49	$14.26	$12.51

Total Return[2]	12.01%	10.12%	0.10%	-17.61%	16.51%	8.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,475	$13,652	$9,932	$7,769	$6,721	$3,957
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.18%	0.21%	0.18%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.42%	3.09%	2.59%	2.43%	2.66%
Portfolio Turnover Rate	18%[3]	11%	21%[4]	17%	4%	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

56

Target Retirement 2025 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $76,280,000 to offset future net capital gains of $27,716,000 through September 30, 2015, $17,011,000 through September 30, 2017, and $31,553,000 through September 30, 2018. In addition, the fund realized losses of $3,566,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Capital gain distributions paid during the six months ended March 31, 2011, are from short-term gain distributions received from Total Bond Market II Index Fund.

At March 31, 2011, the cost of investment securities for tax purposes was $14,750,862,000. Net unrealized appreciation of investment securities for tax purposes was $1,718,306,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $5,207,878,000 of investment securities and sold $3,838,362,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	201,965	371,227
Issued in Lieu of Cash Distributions	24,235	20,776
Redeemed	(111,572)	(145,642)
Net Increase (Decrease) in Shares Outstanding	114,628	246,361

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended March 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2010	3/31/2011	Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,046.37	$0.87
Target Retirement 2005 Fund	$1,000.00	$1,052.36	$0.87
Target Retirement 2010 Fund	$1,000.00	$1,075.97	$0.88
Target Retirement 2015 Fund	$1,000.00	$1,092.30	$0.89
Target Retirement 2020 Fund	$1,000.00	$1,105.68	$0.89
Target Retirement 2025 Fund	$1,000.00	$1,120.07	$0.95
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.08	$0.86
Target Retirement 2005 Fund	$1,000.00	$1,024.08	$0.86
Target Retirement 2010 Fund	$1,000.00	$1,024.08	$0.86
Target Retirement 2015 Fund	$1,000.00	$1,024.08	$0.86
Target Retirement 2020 Fund	$1,000.00	$1,024.08	$0.86
Target Retirement 2025 Fund	$1,000.00	$1,024.03	$0.91

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.17%, 0.17%, 0.17%, 0.17%, 0.17%, and 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average. Information about the funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

60

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

61

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052011

Vanguard Target Retirement Funds
Semiannual Report

March 31, 2011

Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund

> Despite worrisome headlines, global stock markets generated strong six-month returns.

> Bond prices—and returns—came under pressure from rising interest rates.

> As the financial market returns suggest, those Target Retirement Funds with the highest stock allocations produced the strongest six-month returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Target Retirement 2030 Fund.	7
Target Retirement 2035 Fund.	16
Target Retirement 2040 Fund.	25
Target Retirement 2045 Fund.	34
Target Retirement 2050 Fund.	43
Target Retirement 2055 Fund.	52
About Your Fund’s Expenses.	61
Trustees Approve Advisory Arrangement.	63
Glossary.	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended March 31, 2011

Total
Returns
Vanguard Target Retirement 2030 Fund	13.34%
Target 2030 Composite Index	13.38
Target 2030 Composite Average	14.43
Vanguard Target Retirement 2035 Fund	14.76%
Target 2035 Composite Index	14.77
Target 2035 Composite Average	15.70
Vanguard Target Retirement 2040 Fund	14.84%
Target 2040 Composite Index	14.86
Target 2040 Composite Average	15.78
Vanguard Target Retirement 2045 Fund	14.90%
Target 2045 Composite Index	14.86
Target 2045 Composite Average	15.78
Vanguard Target Retirement 2050 Fund	14.85%
Target 2050 Composite Index	14.86
Target 2050 Composite Average	15.78
Vanguard Target Retirement 2055 Fund	15.02%
Target 2055 Composite Index	14.86
Target 2055 Composite Average	15.78

Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; and for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index.

Returns for the composite averages are derived by applying the funds’ target allocations to the average returns of the following mutual fund peer groups: fixed income funds, general equity funds, international funds, and emerging markets funds. These groups’ average returns are derived from data provided by Lipper Inc.

Investments in Target Retirement Funds are subject to the risks of their underlying funds. The year in the fund name refers to the approximate year (the target date) when an investor in the fund would retire and leave the work force. The fund will gradually shift its emphasis from more aggressive investments to more conservative ones based on its target date. An investment in a Target Retirement Fund is not guaranteed at any time, including on or after the target date.

Chairman’s Letter

Dear Shareholder,

Global stock markets vaulted past bond market returns for the six months ended March 31, 2011. Stock prices generally seemed to reflect strength in corporate earnings and the slow gathering of business cycle momentum in the major developed economies. Bond prices, meanwhile, were depressed by intimations of inflation that drove yields higher.

The six Target Retirement Funds covered in this report all generated returns in the mid-teens (the funds with nearer target dates are covered in a separate report). The funds’ performance reflected the strength of equities as all six funds, whose target dates put them at the growth-oriented end of our Target Retirement spectrum, had more than 80% of their holdings in stocks. The Target Retirement 2030 Fund, which has the largest weighting in bonds, had the lowest return of the group, 13.34%.

Please note that, after the close of the period, Vanguard lowered the minimum investment requirement to $1,000 from $3,000 for all 12 funds in our Target Retirement Fund series. This change, effective May 11, reflects our effort to make these potentially powerful retirement-savings vehicles more accessible to investors.

Despite distressing headlines, stock markets rallied
Global stock markets produced exceptional returns for the six months ended March 31, a period punctuated by unnerving developments such as political upheaval in the Middle East and North Africa, new sovereign debt dilemmas in Europe, and a nuclear emergency in Japan. On a more optimistic note, the U.S. economy continued to grind into gear. Job growth picked up, fueling hopes that the good news might be persistent enough to bring down the high unemployment rate.

The broad U.S. stock market returned more than 18%. The stocks of smaller companies, which are keenly sensitive to the rhythms of the business cycle, did even better. Non-U.S. stock markets trailed their American counterparts, though as a group, their six-month return topped 10%. European stocks performed best.

All but the shortest-term rates moved higher, affecting bond prices
With the exception of the shortest-term securities, the rates on fixed income investments moved higher during the six-month period. At the start of the period, the 10-year U.S. Treasury note yielded a meager 2.51%. By the end, the rate had climbed to 3.45% as investors demanded more compensation for the possibility that inflation will continue to accelerate from financial-crisis lows.

Rising rates put short-term pressure on bond prices. The broad U.S. taxable bond market produced a slightly negative return.

Market Barometer

			Total Returns
		Periods Ended March 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	18.13%	16.69%	2.93%
Russell 2000 Index (Small-caps)	25.48	25.79	3.35
Dow Jones U.S. Total Stock Market Index	18.51	17.50	3.27
MSCI All Country World Index ex USA (International)	10.85	13.15	3.59

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.88%	5.12%	6.03%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-3.68	1.63	4.14
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.09

CPI
Consumer Price Index	2.30%	2.68%	2.26%

The broad municipal bond market, which came under pressure both from rising rates and concern (exaggerated, in Vanguard’s view) about the financial strength of state and municipal borrowers, returned –3.68%.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Global stock markets drove six-month returns
The Vanguard Target Retirement Funds are “funds of funds” that offer a combination of stock, bond, and money market holdings consistent with the number of years until an investor’s expected retirement date. With the exception of the Income Fund (which is covered in a separate report), the Target Retirement funds shift from a growth-oriented, stock-heavy asset allocation to an emphasis on income-generating fixed income securities as the investor’s retirement date—the “target date”—approaches.

Five of the six funds covered in this report—those with target dates of 2035 through 2055—held about 90% of their assets in equities (roughly 63% in U.S. stocks and 27% in international stocks as of March 31). With nearly identical stock market allocations, the returns of the funds were within a narrow band from 14.76% to 15.02%.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
Target Retirement 2030 Fund	0.18%	1.29%
Target Retirement 2035 Fund	0.19	1.32
Target Retirement 2040 Fund	0.19	1.33
Target Retirement 2045 Fund	0.19	1.33
Target Retirement 2050 Fund	0.19	1.33
Target Retirement 2055 Fund	0.19	1.33

The fund expense figures shown—drawn from the prospectus dated January 26, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.18% for the 2030 Fund, 0.19% for the 2035 Fund, 0.19% for the 2040 Fund, 0.19% for the 2045 Fund, 0.19% for the 2050 Fund, and 0.19% for the 2055 Fund.

Peer groups are the composite averages listed on page 1. Their expense figures are derived by applying the funds target allocations to the average expense ratios of the following mutual fund peer groups: fixed income funds, general equity funds, international funds, and emerging markets funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

The Target Retirement 2030 Fund, with a shorter time horizon, had a heavier weighting—about 19%—in bonds. With bonds posting slightly negative returns for the period, the 2030 Fund’s 13.34% return was the lowest of the group. The remainder of the portfolio was split between a weighting of about 57% in U.S. stocks and of about 24% in international stocks.

The market leadership of equities over the past six months is reflected in the performance of the underlying Vanguard funds that are held in the Target Retirement Funds. Vanguard Total Stock Market Index Fund posted the best return, 18.74%, for the six-month period. Vanguard Total International Stock Index Fund, which invests in developed and emerging markets outside the United States, gained 10.30%. (Returns for underlying funds are for Investor Shares.)

The story was less positive for bonds. Amid concerns about the prospect of an uptick in inflation, long-term rates moved up, hurting the performance of fixed income securities. Vanguard Total Bond Market II Index Fund, the fixed income holding for each of the funds, was off –1.05% for the six months.

Simplifying retirement planning
Investors have been heartened by the healthy gains the market has produced over the past two years in the wake of the recent financial crisis. And while the outlook for economic growth and falling unemployment is encouraging, there is no way to predict when that upward trajectory might reverse. The recent geopolitical events serve as a reminder that the investment environment can change with little or no warning.

That is why Vanguard has always urged investors to take the long-term view, building a balanced and diversified portfolio and saving aggressively, a critical piece of the retirement security puzzle that doesn’t get nearly the attention it deserves. A well-diversified portfolio should hold a mix of stocks, bonds, and short-term instruments that matches the investor’s risk tolerance and time horizon. The Vanguard Target Retirement Funds, low-cost vehicles that automatically adjust risk levels as retirement approaches, can offer investors these elements of a successful long-term plan, in a single portfolio.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 11, 2011

Your Fund’s Performance at a Glance
September 30, 2010 , Through March 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Target Retirement 2030 Fund	$20.36	$22.64	$0.395	$0.022
Target Retirement 2035 Fund	$12.22	$13.72	$0.236	$0.053
Target Retirement 2040 Fund	$20.03	$22.54	$0.368	$0.072
Target Retirement 2045 Fund	$12.64	$14.16	$0.242	$0.104
Target Retirement 2050 Fund	$20.10	$22.44	$0.370	$0.244
Target Retirement 2055 Fund	$20.98	$23.90	$0.179	$0.042

Asset Allocation on March 31, 2011

			Short-Term
	Stocks	Bonds	Reserves
Target Retirement 2030 Fund	81.5%	18.5%	0.0%
Target Retirement 2035 Fund	88.9%	11.1%	0.0%
Target Retirement 2040 Fund	90.0%	10.0%	0.0%
Target Retirement 2045 Fund	90.0%	10.0%	0.0%
Target Retirement 2050 Fund	90.0%	10.0%	0.0%
Target Retirement 2055 Fund	90.0%	10.0%	0.0%

Note: As of March 31, 2011, international stock weightings for the 2030, 2035, 2040, 2045, 2050, and 2055 Funds were 24%, 27%, 27%, 27%, 27%, and 27% of assets, respectively.

Target Retirement 2030 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTHRX
30-Day SEC Yield	1.91%
Acquired Fund Fees and Expenses[1]	0.18%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	57.1%
Vanguard Total International Stock Index
Fund Investor Shares	24.4
Vanguard Total Bond Market II Index Fund
Investor Shares	18.5

Total Fund Volatility Measures
		DJ
	Target 2030	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.87
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2030 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.18%.

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2011

Target 2030 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement 2030
Fund	6/7/2006	14.29%	1.96%	2.63%	4.59%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (57.0%)
Vanguard Total Stock Market Index Fund Investor Shares	147,642,672	4,935,694

International Stock Fund (24.4%)
Vanguard Total International Stock Index Fund Investor Shares	130,155,374	2,112,422
Bond Fund (18.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	153,500,455	1,604,080
Total Investment Companies (Cost $7,674,445)		8,652,196
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $3,382)	3,381,565	3,382
Total Investments (100.0%) (Cost $7,677,827)		8,655,578
Other Assets and Liabilities (0.0%)
Other Assets		32,147
Liabilities		(28,282)
		3,865
Net Assets (100%)
Applicable to 382,457,047 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,659,443
Net Asset Value Per Share		$22.64

Target Retirement 2030 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	7,675,285
Undistributed Net Investment Income	29,991
Accumulated Net Realized Losses	(23,584)
Unrealized Appreciation (Depreciation)	977,751
Net Assets	8,659,443

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	87,230
Net Investment Income—Note B	87,230
Realized Net Gain (Loss)
Capital Gain Distributions Received	8,738
Investment Securities Sold	(4,073)
Realized Net Gain (Loss)	4,665
Change in Unrealized Appreciation (Depreciation) of Investment Securities	815,690
Net Increase (Decrease) in Net Assets Resulting from Operations	907,585

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,230	122,297
Realized Net Gain (Loss)	4,665	(20,358)
Change in Unrealized Appreciation (Depreciation)	815,690	427,057
Net Increase (Decrease) in Net Assets Resulting from Operations	907,585	528,996
Distributions
Net Investment Income	(132,261)	(91,755)
Realized Capital Gain[1]	(7,366)	—
Total Distributions	(139,627)	(91,755)
Capital Share Transactions
Issued	1,883,428	2,832,104
Issued in Lieu of Cash Distributions	138,834	91,300
Redeemed	(663,541)	(831,107)
Net Increase (Decrease) from Capital Share Transactions	1,358,721	2,092,297
Total Increase (Decrease)	2,126,679	2,529,538
Net Assets
Beginning of Period	6,532,764	4,003,226
End of Period[2]	8,659,443	6,532,764

1 Includes fiscal 2011 short-term gain distributions totaling $7,366,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $29,991,000 and $75,022,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Financial Highlights

	Six Months					June 7,
	Ended					2006[1] to
For a Share Outstanding	March 31,			Year Ended September 30,		Sept. 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.36	$18.84	$19.63	$24.74	$21.25	$20.00
Investment Operations
Net Investment Income	.239	.453[2]	.466[2]	.522[2]	.490[2]	.170[2]
Capital Gain Distributions Received	.026	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.432	1.453	(.793)	(5.262)	3.190	1.080
Total from Investment Operations	2.697	1.906	(.327)	(4.740)	3.680	1.250
Distributions
Dividends from Net Investment Income	(.395)	(.386)	(.463)	(.370)	(.190)	—
Distributions from Realized Capital Gains	(.022)	—	—	—	—	—
Total Distributions	(.417)	(.386)	(.463)	(.370)	(.190)	—
Net Asset Value, End of Period	$22.64	$20.36	$18.84	$19.63	$24.74	$21.25

Total Return[3]	13.34%	10.21%	-1.13%	-19.43%	17.40%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,659	$6,533	$4,003	$2,359	$1,103	$69
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.19%	0.21%	0.19%	0.21%	0.21%[4]
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.32%	2.92%	2.35%	2.10%	1.81%[4]
Portfolio Turnover Rate	15%[5]	9%	13%[6]	6%	4%	13%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2030 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $535,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $2,078,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and treated as realized for tax purposes in fiscal 2011. After utilizing these losses, tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $7,677,827,000. Net unrealized appreciation of investment securities for tax purposes was $977,751,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $3,187,979,000 of investment securities and sold $1,871,078,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	86,282	146,170
Issued in Lieu of Cash Distributions	6,410	4,692
Redeemed	(31,046)	(42,500)
Net Increase (Decrease) in Shares Outstanding	61,646	108,362

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2035 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTTHX
30-Day SEC Yield	1.79%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	62.3%
Vanguard Total International Stock Index
Fund Investor Shares	26.6
Vanguard Total Bond Market II Index Fund
Investor Shares	11.1

Total Fund Volatility Measures
		DJ
	Target 2035	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.01	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2035 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target 2035 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement 2035
Fund	10/27/2003	15.13%	3.68%	2.07%	4.41%	6.48%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.3%)
Vanguard Total Stock Market Index Fund Investor Shares	215,012,920	7,187,882

International Stock Fund (26.6%)
Vanguard Total International Stock Index Fund Investor Shares	188,734,347	3,063,158
Bond Fund (11.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	122,434,094	1,279,436
Total Investment Companies (Cost $10,154,803)		11,530,476
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $2,023)	2,022,666	2,023
Total Investments (100.0%) (Cost $10,156,826)		11,532,499
Other Assets and Liabilities (0.0%)
Other Assets		34,319
Liabilities		(30,402)
		3,917
Net Assets (100%)
Applicable to 840,938,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,536,416
Net Asset Value Per Share		$13.72

Target Retirement 2035 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	10,186,496
Undistributed Net Investment Income	36,587
Accumulated Net Realized Losses	(62,340)
Unrealized Appreciation (Depreciation)	1,375,673
Net Assets	11,536,416

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	116,688
Net Investment Income—Note B	116,688
Realized Net Gain (Loss)
Capital Gain Distributions Received	7,165
Investment Securities Sold	24,158
Realized Net Gain (Loss)	31,323
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,236,197
Net Increase (Decrease) in Net Assets Resulting from Operations	1,384,208

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,688	178,970
Realized Net Gain (Loss)	31,323	(20,809)
Change in Unrealized Appreciation (Depreciation)	1,236,197	627,991
Net Increase (Decrease) in Net Assets Resulting from Operations	1,384,208	786,152
Distributions
Net Investment Income	(181,829)	(151,112)
Realized Capital Gain[1]	(40,834)	—
Total Distributions	(222,663)	(151,112)
Capital Share Transactions
Issued	1,832,840	2,894,667
Issued in Lieu of Cash Distributions	220,834	150,664
Redeemed	(901,340)	(1,238,082)
Net Increase (Decrease) from Capital Share Transactions	1,152,334	1,807,249
Total Increase (Decrease)	2,313,879	2,442,289
Net Assets
Beginning of Period	9,222,537	6,780,248
End of Period[2]	11,536,416	9,222,537

1 Includes fiscal 2011 short-term gain distributions totaling $9,246,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $36,587,000 and $101,728,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.22	$11.31	$11.90	$15.25	$13.18	$12.22
Investment Operations
Net Investment Income	.145	.250	.273[1]	.293	.270	.280[1]
Capital Gain Distributions Received	.009	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.635	.898	(.564)	(3.353)	2.060	.890
Total from Investment Operations	1.789	1.148	(.291)	(3.060)	2.330	1.170
Distributions
Dividends from Net Investment Income	(.236)	(.238)	(.299)	(.290)	(.260)	(.210)
Distributions from Realized Capital Gains	(.053)	—	—	—	—	—
Total Distributions	(.289)	(.238)	(.299)	(.290)	(.260)	(.210)
Net Asset Value, End of Period	$13.72	$12.22	$11.31	$11.90	$15.25	$13.18

Total Return[2]	14.76%	10.24%	-1.85%	-20.42%	17.87%	9.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,536	$9,223	$6,780	$5,030	$4,553	$2,562
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.21%	0.18%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.24%	2.88%	2.28%	2.09%	2.21%
Portfolio Turnover Rate	16%[3]	6%	9%[4]	10%	1%	14%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2035 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $32,138,000 to offset future net capital gains of $9,886,000 through September 30, 2015, $9,228,000 through September 30, 2017, and $13,024,000 through September 30, 2018. In addition, the fund realized losses of $9,258,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and treated as realized for tax purposes in fiscal 2011. After utilizing these losses, tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $10,156,826,000. Net unrealized appreciation of investment securities for tax purposes was $1,375,673,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $3,933,089,000 of investment securities and sold $2,878,234,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	138,908	247,766
Issued in Lieu of Cash Distributions	16,883	12,855
Redeemed	(69,465)	(105,300)
Net Increase (Decrease) in Shares Outstanding	86,326	155,321

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2040 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VFORX
30-Day SEC Yield	1.77%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	63.0%
Vanguard Total International Stock Index
Fund Investor Shares	27.0
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Total Fund Volatility Measures
		DJ
	Target 2040	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2040 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2011

Target 2040 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement 2040
Fund	6/7/2006	15.30%	1.88%	2.59%	4.47%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	99,276,548	3,318,815

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	87,408,474	1,418,639
Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	50,280,543	525,432
Total Investment Companies (Cost $4,572,140)		5,262,886
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $1,018)	1,017,733	1,018
Total Investments (100.0%) (Cost $4,573,158)		5,263,904
Other Assets and Liabilities (0.0%)
Other Assets		21,521
Liabilities		(19,118)
		2,403
Net Assets (100%)
Applicable to 233,644,206 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,266,307
Net Asset Value Per Share		$22.54

Target Retirement 2040 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	4,565,443
Undistributed Net Investment Income	16,141
Accumulated Net Realized Losses	(6,023)
Unrealized Appreciation (Depreciation)	690,746
Net Assets	5,266,307

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	51,152
Net Investment Income—Note B	51,152
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,853
Investment Securities Sold	32,404
Realized Net Gain (Loss)	35,257
Change in Unrealized Appreciation (Depreciation) of Investment Securities	512,794
Net Increase (Decrease) in Net Assets Resulting from Operations	599,203

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,152	69,272
Realized Net Gain (Loss)	35,257	(26,008)
Change in Unrealized Appreciation (Depreciation)	512,794	260,556
Net Increase (Decrease) in Net Assets Resulting from Operations	599,203	303,820
Distributions
Net Investment Income	(74,229)	(52,010)
Realized Capital Gain[1]	(14,523)	—
Total Distributions	(88,752)	(52,010)
Capital Share Transactions
Issued	1,248,894	1,771,872
Issued in Lieu of Cash Distributions	88,014	51,808
Redeemed	(411,925)	(574,648)
Net Increase (Decrease) from Capital Share Transactions	924,983	1,249,032
Total Increase (Decrease)	1,435,434	1,500,842
Net Assets
Beginning of Period	3,830,873	2,330,031
End of Period[2]	5,266,307	3,830,873

1 Includes fiscal 2011 short-term gain distributions totaling $14,523,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $16,141,000 and $39,218,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund

Financial Highlights

	Six Months					June 7,
	Ended					2006[1] to
For a Share Outstanding	March 31,			Year Ended September 30,		Sept. 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.03	$18.52	$19.36	$24.70	$21.13	$20.00
Investment Operations
Net Investment Income	.232	.393	.435[2]	.494[2]	.460[2]	.160[2]
Capital Gain Distributions Received	.014	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.704	1.485	(.849)	(5.464)	3.290	.970
Total from Investment Operations	2.950	1.878	(.414)	(4.970)	3.750	1.130
Distributions
Dividends from Net Investment Income	(.368)	(.368)	(.426)	(.370)	(.180)	—
Distributions from Realized Capital Gains	(.072)	—	—	—	—	—
Total Distributions	(.440)	(.368)	(.426)	(.370)	(.180)	—
Net Asset Value, End of Period	$22.54	$20.03	$18.52	$19.36	$24.70	$21.13

Total Return[3]	14.84%	10.23%	-1.61%	-20.40%	17.83%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,266	$3,831	$2,330	$1,199	$513	$32
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.21%	0.19%	0.21%	0.21%[4]
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.23%	2.78%	2.24%	1.99%	1.72%[4]
Portfolio Turnover Rate	13%[5]	7%	9%[6]	4%	4%	0%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2040 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $656,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and treated as realized for tax purposes in fiscal 2011. After utilizing these losses, tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $4,573,158,000. Net unrealized appreciation of investment securities for tax purposes was $690,746,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $2,032,859,000 of investment securities and sold $1,138,892,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	57,678	92,527
Issued in Lieu of Cash Distributions	4,097	2,698
Redeemed	(19,409)	(29,778)
Net Increase (Decrease) in Shares Outstanding	42,366	65,447

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2045 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VTIVX
30-Day SEC Yield	1.77%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	63.1%
Vanguard Total International Stock Index
Fund Investor Shares	26.9
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Total Fund Volatility Measures
		DJ
	Target 2045	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.01	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2045 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003, Through March 31, 2011

Target 2045 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Target Retirement 2045
Fund	10/27/2003	15.26%	3.71%	2.01%	4.91%	6.92%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	118,703,532	3,968,259

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	103,946,981	1,687,059
Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	60,007,896	627,083
Total Investment Companies (Cost $5,501,299)		6,282,401
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $1,196)	1,196,014	1,196
Total Investments (99.9%) (Cost $5,502,495)		6,283,597
Other Assets and Liabilities (0.1%)
Other Assets		20,292
Liabilities		(16,139)
		4,153
Net Assets (100%)
Applicable to 444,128,312 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,287,750
Net Asset Value Per Share		$14.16

Target Retirement 2045 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	5,523,372
Undistributed Net Investment Income	19,522
Accumulated Net Realized Losses	(36,246)
Unrealized Appreciation (Depreciation)	781,102
Net Assets	6,287,750

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	63,228
Net Investment Income—Note B	63,228
Realized Net Gain (Loss)
Capital Gain Distributions Received	3,608
Investment Securities Sold	20,680
Realized Net Gain (Loss)	24,288
Change in Unrealized Appreciation (Depreciation) of Investment Securities	666,315
Net Increase (Decrease) in Net Assets Resulting from Operations	753,831

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,228	94,717
Realized Net Gain (Loss)	24,288	(15,689)
Change in Unrealized Appreciation (Depreciation)	666,315	334,427
Net Increase (Decrease) in Net Assets Resulting from Operations	753,831	413,455
Distributions
Net Investment Income	(97,565)	(79,441)
Realized Capital Gain[1]	(41,929)	—
Total Distributions	(139,494)	(79,441)
Capital Share Transactions
Issued	1,124,791	1,660,216
Issued in Lieu of Cash Distributions	138,622	79,243
Redeemed	(508,113)	(715,190)
Net Increase (Decrease) from Capital Share Transactions	755,300	1,024,269
Total Increase (Decrease)	1,369,637	1,358,283
Net Assets
Beginning of Period	4,918,113	3,559,830
End of Period[2]	6,287,750	4,918,113

1 Includes fiscal 2011 short-term gain distributions totaling $20,965,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $19,522,000 and $53,859,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.64	$11.70	$12.29	$15.75	$13.60	$12.47
Investment Operations
Net Investment Income	.148	.257	.281[1]	.303	.280	.270[1]
Capital Gain Distributions Received	.009	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.709	.929	(.570)	(3.463)	2.130	1.050
Total from Investment Operations	1.866	1.186	(.289)	(3.160)	2.410	1.320
Distributions
Dividends from Net Investment Income	(.242)	(.246)	(.301)	(.300)	(.250)	(.190)
Distributions from Realized Capital Gains	(.104)	—	—	—	(.010)	—
Total Distributions	(.346)	(.246)	(.301)	(.300)	(.260)	(.190)
Net Asset Value, End of Period	$14.16	$12.64	$11.70	$12.29	$15.75	$13.60

Total Return[2]	14.90%	10.23%	-1.77%	-20.42%	17.90%	10.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,288	$4,918	$3,560	$2,493	$2,204	$1,186
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.21%	0.18%	0.19%	0.21%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.24%	2.86%	2.28%	2.08%	2.03%
Portfolio Turnover Rate	14%[3]	6%	10%[4]	9%	1%	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2045 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2010, the fund had available capital loss carryforwards totaling $3,064,000 to offset future net capital gains of $2,203,000 through September 30, 2017, and $861,000 through September 30, 2018. In addition, the fund realized losses of $2,465,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and treated as realized for tax purposes in fiscal 2011. After utilizing these losses, tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $5,502,495,000. Net unrealized appreciation of investment securities for tax purposes was $781,102,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $2,173,793,000 of investment securities and sold $1,489,228,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	82,567	137,147
Issued in Lieu of Cash Distributions	10,276	6,538
Redeemed	(37,688)	(58,872)
Net Increase (Decrease) in Shares Outstanding	55,155	84,813

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2050 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VFIFX
30-Day SEC Yield	1.77%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	63.0%
Vanguard Total International Stock Index
Fund Investor Shares	27.0
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Total Fund Volatility Measures
		DJ
	Target 2050	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.93
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2050 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006, Through March 31, 2011

Target 2050 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Target Retirement 2050
Fund	6/7/2006	15.31%	1.90%	2.66%	4.56%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	40,642,705	1,358,686

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	35,834,423	581,593
Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	20,667,072	215,971
Total Investment Companies (Cost $1,859,146)		2,156,250
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $1,384)	1,384,000	1,384
Total Investments (100.0%) (Cost $1,860,530)		2,157,634
Other Assets and Liabilities (0.0%)
Other Assets		10,496
Liabilities		(10,115)
		381
Net Assets (100%)
Applicable to 96,179,774 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,158,015
Net Asset Value Per Share		$22.44

Target Retirement 2050 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	1,863,393
Undistributed Net Investment Income	6,604
Accumulated Net Realized Losses	(9,086)
Unrealized Appreciation (Depreciation)	297,104
Net Assets	2,158,015

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	20,676
Net Investment Income—Note B	20,676
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,174
Investment Securities Sold	23,429
Realized Net Gain (Loss)	24,603
Change in Unrealized Appreciation (Depreciation) of Investment Securities	196,836
Net Increase (Decrease) in Net Assets Resulting from Operations	242,115

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,676	27,183
Realized Net Gain (Loss)	24,603	(13,176)
Change in Unrealized Appreciation (Depreciation)	196,836	104,504
Net Increase (Decrease) in Net Assets Resulting from Operations	242,115	118,511
Distributions
Net Investment Income	(30,163)	(20,292)
Realized Capital Gain[1]	(19,891)	—
Total Distributions	(50,054)	(20,292)
Capital Share Transactions
Issued	605,348	809,016
Issued in Lieu of Cash Distributions	49,544	20,210
Redeemed	(206,246)	(333,882)
Net Increase (Decrease) from Capital Share Transactions	448,646	495,344
Total Increase (Decrease)	640,707	593,563
Net Assets
Beginning of Period	1,517,308	923,745
End of Period[2]	2,158,015	1,517,308

1 Includes fiscal 2011 short-term gain distributions totaling $10,109,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $6,604,000 and $16,091,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund

Financial Highlights

	Six Months					June 7,
	Ended					2006[1] to
For a Share Outstanding	March 31,			Year Ended September 30,		Sept. 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.10	$18.58	$19.43	$24.79	$21.24	$20.00
Investment Operations
Net Investment Income	.226	.399	.431[2]	.503[2]	.480[2]	.170[2]
Capital Gain Distributions Received	.014	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.714	1.492	(.866)	(5.493)	3.290	1.070
Total from Investment Operations	2.954	1.891	(.435)	(4.990)	3.770	1.240
Distributions
Dividends from Net Investment Income	(.370)	(.371)	(.415)	(.370)	(.220)	—
Distributions from Realized Capital Gains	(.244)	—	—	—	—	—
Total Distributions	(.614)	(.371)	(.415)	(.370)	(.220)	—
Net Asset Value, End of Period	$22.44	$20.10	$18.58	$19.43	$24.79	$21.24

Total Return[3]	14.85%	10.26%	-1.73%	-20.41%	17.85%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,158	$1,517	$924	$409	$192	$12
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.21%	0.19%	0.21%	0.21%[4]
Ratio of Net Investment Income to
Average Net Assets	1.93%	2.21%	2.74%	2.27%	2.04%	1.88%[4]
Portfolio Turnover Rate	13%[5]	10%	8%[6]	4%	2%	0%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2010), and for the period ended March 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2050 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $146,000 during the period from November 1, 2009, through September 30, 2010, which are deferred and treated as realized for tax purposes in fiscal 2011. After utilizing these losses, tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $1,860,530,000. Net unrealized appreciation of investment securities for tax purposes was $297,104,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $876,578,000 of investment securities and sold $454,388,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	28,000	42,109
Issued in Lieu of Cash Distributions	2,317	1,049
Redeemed	(9,644)	(17,367)
Net Increase (Decrease) in Shares Outstanding	20,673	25,791

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Target Retirement 2055 Fund

Fund Profile
As of March 31, 2011

Total Fund Characteristics

Ticker Symbol	VFFVX
30-Day SEC Yield	1.77%
Acquired Fund Fees and Expenses[1]	0.19%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	63.0%
Vanguard Total International Stock Index
Fund Investor Shares	27.0
Vanguard Total Bond Market II Index Fund
Investor Shares	10.0

Fund Asset Allocation

1 This figure—drawn from the prospectus dated January 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Target Retirement 2055 Fund invests. The fund does not charge any expenses or fees of its own. For the six months ended March 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2055 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): August 18, 2010, Through March 31, 2011

Target 2055 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2011, performance data reflect the six months ended March 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011

				Since Inception
	Inception Date	Income	Capital	Total
Target Retirement 2055
Fund	8/18/2010	0.94%	19.72%	20.66%

See Financial Highlights for dividend and capital gains information.

Target Retirement 2055 Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	1,277,717	42,714

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	1,126,521	18,284
Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	650,643	6,799
Total Investment Companies (Cost $65,326)		67,797
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 0.208% (Cost $267)	267,429	267
Total Investments (100.1%) (Cost $65,593)		68,064
Other Assets and Liabilities (-0.1%)
Other Assets		949
Liabilities		(996)
		(47)
Net Assets (100%)
Applicable to 2,846,035 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		68,017
Net Asset Value Per Share		$23.90

Target Retirement 2055 Fund

At March 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	65,383
Undistributed Net Investment Income	181
Accumulated Net Realized Losses	(18)
Unrealized Appreciation (Depreciation)	2,471
Net Assets	68,017

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2011
($000)
Investment Income
Income
Income Distributions Received	321
Net Investment Income—Note B	321
Realized Net Gain (Loss)
Capital Gain Distributions Received	12
Investment Securities Sold	4
Realized Net Gain (Loss)	16
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,415
Net Increase (Decrease) in Net Assets Resulting from Operations	2,752

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund

Statement of Changes in Net Assets

		August 18,
	Six Months Ended	2010[1] to
	March 31,	September 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321	6
Realized Net Gain (Loss)	16	—
Change in Unrealized Appreciation (Depreciation)	2,415	56
Net Increase (Decrease) in Net Assets Resulting from Operations	2,752	62
Distributions
Net Investment Income	(146)	—
Realized Capital Gain[2]	(34)	—
Total Distributions	(180)
Capital Share Transactions
Issued	69,161	1,825
Issued in Lieu of Cash Distributions	180	—
Redeemed	(5,766)	(17)
Net Increase (Decrease) from Capital Share Transactions	63,575	1,808
Total Increase (Decrease)	66,147	1,870
Net Assets
Beginning of Period	1,870	—
End of Period[3]	68,017	1,870

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $34,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $181,000 and $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund

Financial Highlights

	Six Months	Aug. 18,
	Ended	2010[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$20.98	$20.00
Investment Operations
Net Investment Income	.267[2]	.063
Capital Gain Distributions Received	.014	—
Net Realized and Unrealized Gain (Loss) on Investments	2.860	.917
Total from Investment Operations	3.141	.980
Distributions
Dividends from Net Investment Income	(.179)	—
Distributions from Realized Capital Gains	(.042)	—
Total Distributions	(.221)	—
Net Asset Value, End of Period	$23.90	$20.98

Total Return[3]	15.02%	4.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68	$2
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.19%	0.22%[4]
Ratio of Net Investment Income to Average Net Assets	2.13%	2.73%[4]
Portfolio Turnover Rate	26%[5]	3%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended September 30, 2010, and for the period ended March 31, 2011, and has concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Target Retirement 2055 Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Tax-basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Subsequently, the fund has realized capital losses.

At March 31, 2011, the cost of investment securities for tax purposes was $65,593,000. Net unrealized appreciation of investment securities for tax purposes was $2,471,000, consisting of unrealized gains of $2,503,000 on securities that had risen in value since their purchase and $32,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2011, the fund purchased $67,509,000 of investment securities and sold $3,990,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	August 18, 2010[1] to
	March 31, 2011	September 30, 2010
	Shares	Shares
	(000)	(000)
Issued	2,996	90
Issued in Lieu of Cash Distributions	8	—
Redeemed	(247)	(1)
Net Increase (Decrease) in Shares Outstanding	2,757	89
1 Inception.

G. In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2010	3/31/2011	Period
Based on Actual Fund Return
Target Retirement 2030 Fund	$1,000.00	$1,133.39	$0.96
Target Retirement 2035 Fund	$1,000.00	$1,147.56	$1.02
Target Retirement 2040 Fund	$1,000.00	$1,148.36	$1.02
Target Retirement 2045 Fund	$1,000.00	$1,148.99	$1.02
Target Retirement 2050 Fund	$1,000.00	$1,148.48	$1.02
Target Retirement 2055 Fund	$1,000.00	$1,150.24	$1.02
Based on Hypothetical 5% Yearly Return
Target Retirement 2030 Fund	$1,000.00	$1,024.03	$0.91
Target Retirement 2035 Fund	$1,000.00	$1,023.98	$0.96
Target Retirement 2040 Fund	$1,000.00	$1,023.98	$0.96
Target Retirement 2045 Fund	$1,000.00	$1,023.98	$0.96
Target Retirement 2050 Fund	$1,000.00	$1,023.98	$0.96
Target Retirement 2055 Fund	$1,000.00	$1,023.98	$0.96

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.18%, 0.19%, 0.19%, 0.19%, 0.19%, and 0.19%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average. Information about the funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.